UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-21719

INVESTMENT MANAGERS SERIES TRUST
 (Exact name of registrant as specified in charter)

235 W. Galena Street
Milwaukee, WI 53212
 (Address of principal executive offices) (Zip code)

Constance Dye Shannon
UMB Fund Services, Inc.
235 W. Galena Street
Milwaukee, WI 53212
 (Name and address of agent for service)

(414) 299-2295
Registrant's telephone number, including area code

Date of fiscal year end: October 31

Date of reporting period: April 30, 2017

Item 1. Report to Stockholders.

The registrant’s semi-annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (the “Investment Company Act”), is as follows:

Berwyn Fund (BERWX)
Berwyn Income Fund (BERIX)
Berwyn Cornerstone Fund (BERCX)
Chartwell Small Cap Value Fund (CWSIX)
Chartwell Short Duration High Yield Fund (CWFIX)

SEMI-ANNUAL REPORT
APRIL 30, 2017

Berwyn Fund
Berwyn Income Fund
Berwyn Cornerstone Fund
Chartwell Small Cap Value Fund
Chartwell Short Duration High Yield Fund
Each a series of Investment Managers Series Trust

Table of Contents

Schedules of Investments	1
Statements of Assets and Liabilities	23
Statements of Operations	25
Statements of Changes in Net Assets	27
Financial Highlights	32
Notes to Financial Statements	37
Supplemental Information	50
Expense Examples	53

This report and the financial statements contained herein are provided for the general information of the shareholders of the Chartwell Funds.  This report is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by an effective prospectus.

www.chartwellip.com

Berwyn Fund
SCHEDULE OF INVESTMENTS
As of April 30, 2017 (Unaudited)

Number of Shares		Value

	COMMON STOCKS – 88.1%
	BASIC MATERIALS – 9.2%
72,000	Carpenter Technology Corp.	$2,923,200
42,699	Deltic Timber Corp.	3,303,621
90,945	KMG Chemicals, Inc.	4,779,160
		11,005,981
	COMMUNICATIONS – 2.8%
495,491	Vonage Holdings Corp.*	3,324,745

	CONSUMER, CYCLICAL – 20.5%
210,053	Callaway Golf Co.	2,489,128
413,120	China Automotive Systems, Inc.*	1,970,582
306,529	Christopher & Banks Corp.*	377,031
152,000	Express, Inc.*	1,311,760
113,943	Hooker Furniture Corp.	4,950,823
68,296	Knoll, Inc.	1,636,372
79,111	Lumber Liquidators Holdings, Inc.*	1,942,175
97,000	MDC Holdings, Inc.	3,007,970
248,947	Spartan Motors, Inc.	2,053,813
224,081	Wesco Aircraft Holdings, Inc.*	2,722,584
74,057	Winnebago Industries, Inc.	2,125,436
		24,587,674
	CONSUMER, NON-CYCLICAL – 9.4%
222,110	ACCO Brands Corp.*	3,165,067
98,879	Heidrick & Struggles International, Inc.	2,125,899
197,190	Landec Corp.*	2,711,363
135,465	Navigant Consulting, Inc.*	3,247,096
		11,249,425
	ENERGY – 7.4%
281,434	Hallador Energy Co.	1,882,793
106,113	Matrix Service Co.*	1,246,828
509,517	McDermott International, Inc.*1	3,332,241
317,803	Newpark Resources, Inc.*	2,431,193
		8,893,055
	FINANCIAL – 9.8%
214,504	Arbor Realty Trust, Inc. - REIT	1,851,169
138,808	Dime Community Bancshares, Inc.	2,699,816
93,000	Flagstar Bancorp, Inc.*	2,719,320
426,818	Hallmark Financial Services, Inc.*	4,485,857
		11,756,162
	HEALTH CARE – 2.3%
152,715	Myriad Genetics, Inc.*	2,808,429

	INDUSTRIAL – 7.5%
503,506	Diana Shipping, Inc.*1	2,008,989

Berwyn Fund
SCHEDULE OF INVESTMENTS - Continued
As of April 30, 2017 (Unaudited)

Number of Shares		Value

	COMMON STOCKS (Continued)
	INDUSTRIAL (Continued)
48,797	Encore Wire Corp.	$2,156,827
139,568	Graham Corp.	3,080,266
33,300	Plexus Corp.*	1,731,267
		8,977,349
	REIT – 2.5%
493,000	Ashford Hospitality Trust, Inc. - REIT	3,081,250

	TECHNOLOGY – 16.7%
25,000	3D Systems Corp.*	395,750
120,727	ADTRAN, Inc.	2,414,540
25,000	Control4 Corp.*	422,500
435,000	Jive Software, Inc.*	2,196,750
62,177	Mercury Systems, Inc.*	2,324,176
56,189	Methode Electronics, Inc.	2,503,220
167,701	Quality Systems, Inc.*	2,391,416
108,091	Rudolph Technologies, Inc.*	2,648,230
80,161	ScanSource, Inc.*	3,166,359
135,725	Unisys Corp.*	1,533,693
		19,996,634
	TOTAL COMMON STOCKS (Cost $91,040,383)	105,680,704

	SHORT-TERM INVESTMENTS – 12.4%
14,898,412	Fidelity Investments Money Market Funds Government Portfolio-Institutional Class, 0.60%[2]	14,898,412

	TOTAL SHORT-TERM INVESTMENTS (Cost $14,898,412)	14,898,412

	TOTAL INVESTMENTS – 100.5% (Cost $105,938,795)	120,579,116
	Liabilities in Excess of Other Assets – (0.5)%	(630,151)

	TOTAL NET ASSETS – 100.0%	$119,948,965

REIT – Real Estate Investment Trust

*	Non-income producing security.
[1]	Foreign security denominated in U.S. Dollars.
[2]	The rate is the annualized seven-day yield at period end.

See accompanying Notes to Financial Statements.

Berwyn Fund
SUMMARY OF INVESTMENTS
As of April 30, 2017 (Unaudited)

Security Type/Sector	Percent of Total Net Assets
Common Stocks
Consumer, Cyclical	20.5%
Technology	16.7%
Financial	9.8%
Consumer, Non-cyclical	9.4%
Basic Materials	9.2%
Industrial	7.5%
Energy	7.4%
Communications	2.8%
REIT	2.5%
Health Care	2.3%
Total Common Stocks	88.1%
Short-Term Investments	12.4%
Total Investments	100.5%
Liabilities in Excess of Other Assets	(0.5)%
Total Net Assets	100.0%

See accompanying Notes to Financial Statements.

Berwyn Income Fund
SCHEDULE OF INVESTMENTS
As of April 30, 2017 (Unaudited)

Number of Shares		Value

	COMMON STOCKS – 21.7%
	BASIC MATERIALS – 1.1%
549,000	Mosaic Co.	$14,784,570
134,000	Rio Tinto PLC - ADR	5,335,880
		20,120,450
	COMMUNICATIONS – 2.5%
550,036	Nokia OYJ - ADR	3,151,706
1,233,818	PC-Tel, Inc.[1]	9,549,752
183,000	Scripps Networks Interactive, Inc. - Class A	13,673,760
487,000	Telefonaktiebolaget LM Ericsson - ADR	3,160,630
340,000	Viacom, Inc. - Class B	14,470,400
		44,006,248
	CONSUMER, CYCLICAL – 5.1%
373,000	GameStop Corp. - Class A	8,463,370
629,650	HUGO BOSS A.G. - ADR	9,633,645
547,000	Mattel, Inc.	12,263,740
1,011,000	Nintendo Co., Ltd. - ADR*	32,028,480
529,000	Sony Corp. - ADR	18,261,080
383,192	Superior Industries International, Inc.	8,334,426
		88,984,741
	CONSUMER, NON-CYCLICAL – 1.2%
1,050,000	Carlsberg A/S - ADR	21,000,000

	ENERGY – 0.2%
113,000	HollyFrontier Corp.	3,179,820

	FINANCIAL – 1.4%
692,000	Bank of America Corp.	16,151,280
1,000,000	FelCor Lodging Trust, Inc. - REIT	7,750,000
		23,901,280
	HEALTH CARE – 1.0%
430,000	GlaxoSmithKline PLC - ADR	17,587,000

	INDUSTRIAL – 5.1%
430,000	CTS Corp.	9,503,000
202,000	Fluor Corp.	10,366,640
634,000	Koninklijke Philips N.V.[2]	21,822,280
356,643	Landauer, Inc.	18,759,422
1,470,768	LSI Industries, Inc.[1]	13,339,866
1,140,000	Pitney Bowes, Inc.	15,150,600
		88,941,808
	TECHNOLOGY – 3.1%
473,000	Corning, Inc.	13,646,050
560,000	FLIR Systems, Inc.	20,568,800

Berwyn Income Fund
SCHEDULE OF INVESTMENTS - Continued
As of April 30, 2017 (Unaudited)

Number of Shares		Value

	COMMON STOCKS (Continued)
	TECHNOLOGY (Continued)
580,232	Xperi Corp.	$19,495,795
		53,710,645
	UTILITIES – 1.0%
620,000	FirstEnergy Corp.	18,562,800

	TOTAL COMMON STOCKS (Cost $337,711,590)	379,994,792

Principal Amount

	CORPORATE BONDS – 64.8%
	BASIC MATERIALS – 1.9%
$1,910,000	Aceto Corp. 2.000%, 11/1/2020[3]	1,752,425
12,580,000	Commercial Metals Co. 6.500%, 7/15/2017	12,642,900
10,427,000	Nucor Corp. 5.750%, 12/1/2017	10,663,849
1,494,000	PH Glatfelter Co. 5.375%, 10/15/2020[4]	1,527,765
6,990,000	Sherwin-Williams Co. 1.350%, 12/15/2017	6,990,000
		33,576,939
	COMMUNICATIONS – 11.2%
15,220,000	Blucora, Inc. 4.250%, 4/1/2019[3,4]	15,267,563
7,515,000	CalAmp Corp. 1.625%, 5/15/2020[3]	7,590,150
51,520,000	Ciena Corp. 0.875%, 6/15/2017[3]	51,423,400
33,138,000	Interpublic Group of Cos., Inc. 2.250%, 11/15/2017	33,232,841
16,156,000	Nokia OYJ 6.625%, 5/15/2039[2]	17,663,355
43,122,000	Symantec Corp. 2.750%, 6/15/2017[4]	43,136,963
	Twitter, Inc.
11,310,000	0.250%, 9/15/2019[3]	10,709,156
18,074,000	1.000%, 9/15/2021[3]	16,605,487
		195,628,915
	CONSUMER, CYCLICAL – 10.8%
21,354,000	Allegiant Travel Co. 5.500%, 7/15/2019	21,994,620

Berwyn Income Fund
SCHEDULE OF INVESTMENTS - Continued
As of April 30, 2017 (Unaudited)

Principal Amount		Value

	CORPORATE BONDS (Continued)
	CONSUMER, CYCLICAL (Continued)
$13,570,000	Bed Bath & Beyond, Inc. 5.165%, 8/1/2044[4]	$12,112,772
9,553,000	Brunswick Corp. 4.625%, 5/15/2021[4,5]	9,758,160
23,958,000	Carnival Corp. 1.875%, 12/15/2017[2]	23,998,010
23,095,000	Costco Wholesale Corp. 1.125%, 12/15/2017	23,072,829
7,691,000	DR Horton, Inc. 4.750%, 5/15/2017	7,698,876
4,115,000	Hasbro, Inc. 6.300%, 9/15/2017	4,185,029
8,726,000	JC Penney Corp., Inc. 5.750%, 2/15/2018	8,933,242
	Newell Brands, Inc.
33,034,000	2.050%, 12/1/2017	33,123,687
2,850,000	2.150%, 10/15/2018	2,865,741
14,849,000	Staples, Inc. 2.750%, 1/12/2018[4]	14,914,811
9,042,000	Tiffany & Co. 4.900%, 10/1/2044[4]	8,478,539
17,617,000	Wyndham Worldwide Corp. 2.500%, 3/1/2018[4]	17,713,664
		188,849,980
	CONSUMER, NON-CYCLICAL – 6.4%
19,828,000	Clorox Co. 5.950%, 10/15/2017	20,229,814
28,088,000	Constellation Brands, Inc. 7.250%, 5/15/2017	28,141,620
1,515,000	Equifax, Inc. 6.300%, 7/1/2017	1,526,364
	General Mills, Inc.
11,210,000	1.400%, 10/20/2017	11,220,067
6,327,000	4.150%, 2/15/2043[4]	6,195,493
4,195,000	Hershey Co. 3.375%, 8/15/2046[4]	3,824,477
10,766,000	Huron Consulting Group, Inc. 1.250%, 10/1/2019[3]	10,301,716
750,000	JM Smucker Co. 1.750%, 3/15/2018	750,840
6,798,000	Kellogg Co. 1.750%, 5/17/2017	6,798,999

Berwyn Income Fund
SCHEDULE OF INVESTMENTS - Continued
As of April 30, 2017 (Unaudited)

Principal Amount		Value

	CORPORATE BONDS (Continued)
	CONSUMER, NON-CYCLICAL (Continued)
$12,000,000	McCormick & Co., Inc. 5.750%, 12/15/2017	$12,301,956
9,839,000	Molson Coors Brewing Co. 2.000%, 5/1/2017	9,839,000
		111,130,346
	ENERGY – 4.5%
33,633,000	Murphy Oil Corp. 3.500%, 12/1/2017	33,633,000
21,461,000	SEACOR Holdings, Inc. 2.500%, 12/15/2027[3,4]	21,528,066
23,972,000	Tesoro Corp. 4.250%, 10/1/2017[4]	24,091,860
		79,252,926
	FINANCIAL – 0.8%
5,437,000	Nasdaq, Inc. 5.250%, 1/16/2018	5,578,992
8,455,000	Spirit Realty Capital, Inc. 2.875%, 5/15/2019[3]	8,507,844
		14,086,836
	HEALTH CARE – 9.2%
4,700,000	AmerisourceBergen Corp. 1.150%, 5/15/2017	4,699,873
	Amgen, Inc.
7,666,000	2.125%, 5/15/2017	7,667,824
13,487,000	1.250%, 5/22/2017	13,486,568
35,678,000	AstraZeneca PLC 5.900%, 9/15/2017[2]	36,273,359
14,600,000	Bristol-Myers Squibb Co. 3.250%, 8/1/2042	12,947,119
3,580,000	C.R. Bard, Inc. 1.375%, 1/15/2018	3,568,637
4,208,000	Celgene Corp. 1.900%, 8/15/2017	4,213,437
20,089,000	Edwards Lifesciences Corp. 2.875%, 10/15/2018	20,354,677
18,713,000	Express Scripts Holding Co. 1.250%, 6/2/2017	18,708,172
11,260,000	Halyard Health, Inc. 6.250%, 10/15/2022[4]	11,710,400
8,016,000	HealthSouth Corp. 5.750%, 11/1/2024[4]	8,166,300

Berwyn Income Fund
SCHEDULE OF INVESTMENTS - Continued
As of April 30, 2017 (Unaudited)

Principal Amount		Value

	CORPORATE BONDS (Continued)
	HEALTH CARE (Continued)
$9,389,000	Laboratory Corp. of America Holdings 2.200%, 8/23/2017	$9,410,689
9,797,000	Universal Health Services, Inc. 4.750%, 8/1/2022[4,5]	10,072,884
		161,279,939
	INDUSTRIAL – 7.2%
17,940,000	Amphenol Corp. 1.550%, 9/15/2017	17,961,689
10,070,000	Atlas Air Worldwide Holdings, Inc. 2.250%, 6/1/2022[3]	11,007,769
7,472,000	Chart Industries, Inc. 2.000%, 8/1/2018[3]	7,411,290
	Corning, Inc.
26,408,000	1.450%, 11/15/2017	26,376,152
5,399,000	1.500%, 5/8/2018	5,387,338
4,700,000	Republic Services, Inc. 3.800%, 5/15/2018	4,794,827
35,178,000	Roper Technologies, Inc. 1.850%, 11/15/2017	35,204,806
2,455,000	Snap-on, Inc. 4.250%, 1/15/2018	2,500,334
14,908,000	Tech Data Corp. 3.750%, 9/21/2017	15,022,643
		125,666,848
	TECHNOLOGY – 12.8%
24,124,000	Altera Corp. 1.750%, 5/15/2017	24,129,138
	Apple, Inc.
36,824,000	3.850%, 5/4/2043	35,761,554
9,420,000	3.450%, 2/9/2045	8,574,018
14,725,000	CA, Inc. 2.875%, 8/15/2018	14,906,795
33,091,000	Dun & Bradstreet Corp. 3.500%, 12/1/2017	33,330,976
2,004,000	KLA-Tencor Corp. 2.375%, 11/1/2017	2,010,719
18,452,000	Maxim Integrated Products, Inc. 2.500%, 11/15/2018	18,601,074
	NetApp, Inc.
27,518,000	2.000%, 12/15/2017	27,577,577
17,795,000	3.250%, 12/15/2022[4]	17,975,530
33,550,000	Nuance Communications, Inc. 2.750%, 11/1/2031[3,4]	33,654,844

Berwyn Income Fund
SCHEDULE OF INVESTMENTS - Continued
As of April 30, 2017 (Unaudited)

Principal Amount		Value

	CORPORATE BONDS (Continued)
	TECHNOLOGY (Continued)
$7,025,000	Unisys Corp. 6.250%, 8/15/2017	$7,095,250
		223,617,475
	TOTAL CORPORATE BONDS (Cost $1,123,477,288)	1,133,090,204

Number of Shares

	PREFERRED STOCKS – 5.3%
	ENERGY – 1.0%
273,492	Chesapeake Energy Corp. 5.000%, N/A3,6	17,357,170

	FINANCIAL – 1.7%
851,949	FelCor Lodging Trust, Inc. 1.950%, N/A3,6	21,605,427
178,382	New York Community Capital Trust V 6.000%, 11/1/2051[3]	8,928,019
		30,533,446
	INDUSTRIAL – 2.6%
212,626	Arconic, Inc. 5.375%, 10/1/2017[3]	9,028,100
680,804	Pitney Bowes, Inc. 6.700%, 3/7/2043[4]	17,728,136
253,826	Stericycle, Inc. 5.250%, 9/15/2018[3]	18,785,662
		45,541,898
	TOTAL PREFERRED STOCKS (Cost $87,803,067)	93,432,514

	SHORT-TERM INVESTMENTS – 7.7%
134,467,328	Fidelity Investments Money Market Funds Government Portfolio-Institutional Class, 0.60%[7]	134,467,328

	TOTAL SHORT-TERM INVESTMENTS (Cost $134,467,328)	134,467,328

	TOTAL INVESTMENTS – 99.5% (Cost $1,683,459,273)	1,740,984,838
	Other Assets in Excess of Liabilities – 0.5%	8,042,236

	TOTAL NET ASSETS – 100.0%	$1,749,027,074

ADR – American Depositary Receipt
PLC – Public Limited Company
REIT – Real Estate Investment Trust

Berwyn Income Fund
SCHEDULE OF INVESTMENTS - Continued
As of April 30, 2017 (Unaudited)

*	Non-income producing security.
[1]	Affiliated company.
[2]	Foreign security denominated in U.S. Dollars.
[3]	Convertible security.
[4]	Callable.
[5]
Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities are restricted and may be resold in transactions exempt from registration normally to qualified institutional buyers. The total value of these securities is $19,831,044.

[6]	Perpetual security. Maturity date is not applicable.
[7]	The rate is the annualized seven-day yield at period end.

See accompanying Notes to Financial Statements.

Berwyn Income Fund
SUMMARY OF INVESTMENTS
As of April 30, 2017 (Unaudited)

Security Type/Sector	Percent of Total Net Assets
Common Stocks
Consumer, Cyclical	5.1%
Industrial	5.1%
Technology	3.1%
Communications	2.5%
Financial	1.4%
Consumer, Non-cyclical	1.2%
Basic Materials	1.1%
Utilities	1.0%
Health Care	1.0%
Energy	0.2%
Total Common Stocks	21.7%
Corporate Bonds
Technology	12.8%
Communications	11.2%
Consumer, Cyclical	10.8%
Health Care	9.2%
Industrial	7.2%
Consumer, Non-cyclical	6.4%
Energy	4.5%
Basic Materials	1.9%
Financial	0.8%
Total Corporate Bonds	64.8%
Preferred Stocks
Industrial	2.6%
Financial	1.7%
Energy	1.0%
Total Preferred Stocks	5.3%
Short-Term Investments	7.7%
Total Investments	99.5%
Other Assets in Excess of liabilities	0.5%
Total Net Assets	100.0%

See accompanying Notes to Financial Statements.

Berwyn Cornerstone Fund
SCHEDULE OF INVESTMENTS
As of April 30, 2017 (Unaudited)

Number of Shares		Value

	COMMON STOCKS – 92.8%
	BASIC MATERIALS – 19.9%
18,500	Alcoa Corp.	$624,005
36,000	Allegheny Technologies, Inc.	660,600
85,000	Cliffs Natural Resources, Inc.*	571,200
20,000	Domtar Corp.	793,000
27,000	Mosaic Co.	727,110
12,000	Nucor Corp.	735,960
10,000	Westlake Chemical Corp.	622,500
		4,734,375
	COMMUNICATIONS – 6.0%
15,000	Viacom, Inc. - Class B	638,400
30,000	West Corp.	800,700
		1,439,100
	CONSUMER, CYCLICAL – 15.7%
12,900	Bloomin' Brands, Inc.	279,801
8,000	Carnival Corp.[1]	494,160
32,615	GameStop Corp. - Class A	740,035
22,000	General Motors Co.	762,080
21,500	Goodyear Tire & Rubber Co.	778,945
30,000	PulteGroup, Inc.	680,100
		3,735,121
	CONSUMER, NON-CYCLICAL – 3.0%
9,000	Bunge Ltd.[1]	711,270

	ENERGY – 11.2%
5,550	Chevron Corp.	592,185
15,000	Devon Energy Corp.	592,350
12,500	EQT Corp.	726,750
34,000	PBF Energy, Inc. - Class A	758,880
		2,670,165
	FINANCIAL – 9.2%
36,600	Ally Financial, Inc.	724,680
20,000	Assured Guaranty Ltd.[1]	762,600
15,500	Unum Group	718,115
		2,205,395
	INDUSTRIAL – 11.5%
22,000	Arconic, Inc.	601,260
4,825	Canadian Pacific Railway Ltd.[1]	739,431
13,000	Jacobs Engineering Group, Inc.	713,960
51,400	Pitney Bowes, Inc.	683,106
		2,737,757

Berwyn Cornerstone Fund
SCHEDULE OF INVESTMENTS - Continued
As of April 30, 2017 (Unaudited)

Number of Shares		Value

	COMMON STOCKS (Continued)
	TECHNOLOGY – 16.3%
38,000	ADTRAN, Inc.	$760,000
95,000	BlackBerry Ltd.* 1	887,300
22,000	CA, Inc.	722,260
20,000	Intel Corp.	723,000
19,000	Seagate Technology PLC[1]	800,470
		3,893,030
	TOTAL COMMON STOCKS (Cost $20,146,140)	22,126,213

	SHORT-TERM INVESTMENTS – 7.9%
1,883,506	Fidelity Investments Money Market Funds Government Portfolio-Institutional Class, 0.60%[2]	1,883,506

	TOTAL SHORT-TERM INVESTMENTS (Cost $1,883,506)	1,883,506

	TOTAL INVESTMENTS – 100.7% (Cost $22,029,646)	24,009,719
	Liabilities in Excess of Other Assets – (0.7)%	(172,868)

	TOTAL NET ASSETS – 100.0%	$23,836,851

PLC – Public Limited Company

*	Non-income producing security.
[1]	Foreign security denominated in U.S. Dollars.
[2]	The rate is the annualized seven-day yield at period end.

See accompanying Notes to Financial Statements.

Berwyn Cornerstone Fund
SUMMARY OF INVESTMENTS
As of April 30, 2017 (Unaudited)

Security Type/Sector	Percent of Total Net Assets
Common Stocks
Basic Materials	19.9%
Technology	16.3%
Consumer, Cyclical	15.7%
Industrial	11.5%
Energy	11.2%
Financial	9.2%
Communications	6.0%
Consumer, Non-cyclical	3.0%
Total Common Stocks	92.8%
Short-Term Investments	7.9%
Total Investments	100.7%
Liabilities in Excess of Other Assets	(0.7)%
Total Net Assets	100.0%

See accompanying Notes to Financial Statements.

Chartwell Small Cap Value Fund
SCHEDULE OF INVESTMENTS
As of April 30, 2017 (Unaudited)

Number of Shares		Value

	COMMON STOCKS – 99.0%
	BASIC MATERIALS – 3.6%
108,152	Calgon Carbon Corp.	$1,573,611
38,755	Innophos Holdings, Inc.	1,857,915
39,047	Minerals Technologies, Inc.	3,072,999
		6,504,525
	COMMUNICATIONS – 2.4%
54,630	FTD Cos., Inc.*	1,092,600
73,740	Scholastic Corp.	3,187,780
		4,280,380
	CONSUMER, CYCLICAL – 8.1%
11,000	Buffalo Wild Wings, Inc.*	1,733,050
234,125	Denny's Corp.*	2,973,387
104,710	Knoll, Inc.	2,508,852
20,275	Oxford Industries, Inc.	1,175,545
73,955	Rush Enterprises, Inc. - Class A*	2,791,801
147,800	TRI Pointe Group, Inc.*	1,840,110
73,290	Wolverine World Wide, Inc.	1,767,022
		14,789,767
	CONSUMER, NON-CYCLICAL – 13.4%
66,490	Cardtronics PLC - Class A* 1	2,764,654
59,907	Haemonetics Corp.*	2,508,905
62,325	Korn/Ferry International	2,019,330
13,085	Lancaster Colony Corp.	1,647,402
32,945	Matthews International Corp. - Class A	2,258,380
37,750	Sanderson Farms, Inc.	4,370,695
100,200	Team, Inc.*	2,695,380
115,700	TrueBlue, Inc.*	3,164,395
101,475	VWR Corp.*	2,867,683
		24,296,824
	ENERGY – 3.0%
90,700	RSP Permian, Inc.*	3,451,135
275,725	SRC Energy, Inc.*	2,078,966
		5,530,101
	FINANCIAL – 36.3%
122,568	American Equity Investment Life Holding Co.	2,907,313
64,189	Argo Group International Holdings Ltd.[1]	4,233,265
81,750	Columbia Banking System, Inc.	3,229,942
99,075	CVB Financial Corp.	2,134,076
47,812	DuPont Fabros Technology, Inc. - REIT	2,464,709
74,546	Education Realty Trust, Inc. - REIT	2,890,148
86,000	Empire State Realty Trust, Inc. - Class A - REIT	1,788,800
82,800	First Financial Bancorp	2,289,420

Chartwell Small Cap Value Fund
SCHEDULE OF INVESTMENTS - Continued
As of April 30, 2017 (Unaudited)

Number of Shares		Value

	COMMON STOCKS (Continued)
	FINANCIAL (Continued)
82,610	First Industrial Realty Trust, Inc. - REIT	$2,324,645
108,800	First Midwest Bancorp, Inc.	2,470,848
132,997	FNB Corp.	1,893,877
96,651	Healthcare Realty Trust, Inc. - REIT	3,170,153
141,440	Hope Bancorp, Inc.	2,589,766
35,800	Independent Bank Group, Inc.	2,153,370
75,262	Kite Realty Group Trust - REIT	1,532,334
53,750	Pinnacle Financial Partners, Inc.	3,440,000
83,105	PRA Group, Inc.*	2,675,981
25,292	PS Business Parks, Inc. - REIT	3,073,990
47,250	Renasant Corp.	2,003,400
73,702	Selective Insurance Group, Inc.	3,891,466
38,250	South State Corp.	3,371,737
33,580	UMB Financial Corp.	2,434,214
117,048	Umpqua Holdings Corp.	2,068,238
50,615	United Bankshares, Inc.	2,019,539
106,025	United Community Banks, Inc.	2,899,784
		65,951,015
	INDUSTRIAL – 19.1%
70,965	Altra Industrial Motion Corp.	3,133,105
61,825	Barnes Group, Inc.	3,398,520
38,400	Eagle Materials, Inc.	3,685,248
35,493	EnPro Industries, Inc.	2,507,580
80,090	ESCO Technologies, Inc.	4,713,296
45,275	Franklin Electric Co., Inc.	1,860,803
61,080	Generac Holdings, Inc.*	2,148,184
104,325	Harsco Corp.*	1,361,441
93,725	ITT Corp.	3,948,634
65,840	Plexus Corp.*	3,423,022
20,430	Rogers Corp.*	2,103,064
52,650	Saia, Inc.*	2,535,098
		34,817,995
	TECHNOLOGY – 7.2%
143,000	Acxiom Corp.*	4,132,700
62,449	Diodes, Inc.*	1,460,682
144,450	Integrated Device Technology, Inc.*	3,465,355
58,175	ManTech International Corp. - Class A	2,065,213
65,312	Progress Software Corp.	1,941,073
		13,065,023
	UTILITIES – 5.9%
65,579	Avista Corp.	2,645,457
31,862	Black Hills Corp.	2,167,253

Chartwell Small Cap Value Fund
SCHEDULE OF INVESTMENTS - Continued
As of April 30, 2017 (Unaudited)

Number of Shares		Value

	COMMON STOCKS (Continued)
	UTILITIES (Continued)
50,120	El Paso Electric Co.	$2,586,192
57,163	NorthWestern Corp.	3,417,204
		10,816,106
	TOTAL COMMON STOCKS (Cost $146,724,057)	180,051,736

	SHORT-TERM INVESTMENTS – 1.2%
2,214,077	Fidelity Investments Money Market Funds Government Portfolio- Institutional Class, 0.60%[2]	2,214,077

	TOTAL SHORT-TERM INVESTMENTS (Cost $2,214,077)	2,214,077

	TOTAL INVESTMENTS – 100.2% (Cost $148,938,134)	182,265,813
	Liabilities in Excess of Other Assets – (0.2)%	(384,042)

	TOTAL NET ASSETS – 100.0%	$181,881,771

PLC – Public Limited Company
REIT – Real Estate Investment Trust

*	Non-income producing security.
[1]	Foreign security denominated in U.S. Dollars.
[2]	The rate is the annualized seven-day yield at period end.

See accompanying Notes to Financial Statements.

Chartwell Small Cap Value Fund
SUMMARY OF INVESTMENTS
As of April 30, 2017 (Unaudited)

Security Type/Sector	Percent of Total Net Assets
Common Stocks
Financial	36.3%
Industrial	19.1%
Consumer, Non-cyclical	13.4%
Consumer, Cyclical	8.1%
Technology	7.2%
Utilities	5.9%
Basic Materials	3.6%
Energy	3.0%
Communications	2.4%
Total Common Stocks	99.0%
Short-Term Investments	1.2%
Total Investments	100.2%
Liabilities in Excess of Other Assets	(0.2)%
Total Net Assets	100.0%

See accompanying Notes to Financial Statements.

Chartwell Short Duration High Yield Fund
SCHEDULE OF INVESTMENTS
As of April 30, 2017 (Unaudited)

Principal Amount		Value

	CORPORATE BONDS – 93.3%
	BASIC MATERIALS – 5.6%
	ArcelorMittal
$220,000	5.750%, 8/5/2020[1]	$237,600
360,000	6.000%, 3/1/2021[1]	392,400
	Commercial Metals Co.
547,000	6.500%, 7/15/2017	549,735
45,000	7.350%, 8/15/2018	47,700
		1,227,435
	COMMUNICATIONS – 13.7%
600,000	CenturyLink, Inc. 5.625%, 4/1/2020	636,750
600,000	DISH DBS Corp. 5.125%, 5/1/2020	627,000
320,000	Frontier Communications Corp. 8.500%, 4/15/2020	340,400
365,000	IAC/InterActiveCorp 4.875%, 11/30/2018[2]	370,019
430,000	T-Mobile USA, Inc. 6.125%, 1/15/2022[2]	454,187
550,000	TEGNA, Inc. 5.125%, 10/15/2019[2]	563,750
		2,992,106
	CONSUMER, CYCLICAL – 9.0%
345,000	Fiat Chrysler Automobiles N.V. 4.500%, 4/15/2020[1]	354,919
325,000	General Motors Co. 3.500%, 10/2/2018	331,338
580,000	GLP Capital LP / GLP Financing II, Inc. 4.375%, 4/15/2021	607,550
590,000	Lennar Corp. 4.500%, 11/15/2019[2]	609,913
55,000	MGM Resorts International 8.625%, 2/1/2019	60,775
		1,964,495
	CONSUMER, NON-CYCLICAL – 11.0%
580,000	ADT Corp. 6.250%, 10/15/2021	636,219
560,000	Centene Corp. 5.625%, 2/15/2021[2]	588,700
400,000	HCA, Inc. 3.750%, 3/15/2019	408,500
195,000	Nielsen Finance LLC / Nielsen Finance Co. 5.000%, 4/15/2022[2,3]	200,606

Chartwell Short Duration High Yield Fund
SCHEDULE OF INVESTMENTS - Continued
As of April 30, 2017 (Unaudited)

Principal Amount		Value

	CORPORATE BONDS (Continued)
	CONSUMER, NON-CYCLICAL (Continued)
$540,000	Tenet Healthcare Corp. 6.250%, 11/1/2018	$565,996
		2,400,021
	ENERGY – 12.8%
335,000	Antero Resources Corp. 5.375%, 11/1/2021[2]	345,888
580,000	DCP Midstream Operating LP 2.500%, 12/1/2017[2]	580,725
600,000	PBF Holding Co. LLC / PBF Finance Corp. 8.250%, 2/15/2020[2]	613,500
575,000	Sabine Pass Liquefaction LLC 5.625%, 2/1/2021[2]	625,260
600,000	Targa Resources Partners LP / Targa Resources Partners Finance Corp. 4.125%, 11/15/2019[2]	610,122
		2,775,495
	FINANCIAL – 24.5%
350,000	AerCap Ireland Capital DAC / AerCap Global Aviation Trust 4.625%, 10/30/2020[1]	371,586
120,000	Aircastle Ltd. 6.250%, 12/1/2019[1]	130,140
600,000	CIT Group, Inc. 5.000%, 5/15/2018[2,3]	603,540
595,000	DuPont Fabros Technology LP 5.875%, 9/15/2021[2]	620,287
570,000	Equinix, Inc. 4.875%, 4/1/2020[2]	584,250
305,000	GFI Group, Inc. 8.375%, 7/19/2018	324,444
600,000	Icahn Enterprises LP / Icahn Enterprises Finance Corp. 6.000%, 8/1/2020[2]	621,000
620,000	Navient Corp. 5.500%, 1/15/2019	644,025
620,000	NewStar Financial, Inc. 7.250%, 5/1/2020[2]	639,375
180,000	SLM Corp. 5.125%, 4/5/2022[2]	183,375
615,000	Vereit Operating Partnership LP 3.000%, 2/6/2019[2]	618,505
		5,340,527
	INDUSTRIAL – 8.1%
565,000	Arconic, Inc. 5.400%, 4/15/2021[2]	605,962

Chartwell Short Duration High Yield Fund
SCHEDULE OF INVESTMENTS - Continued
As of April 30, 2017 (Unaudited)

Principal Amount		Value

	CORPORATE BONDS (Continued)
	INDUSTRIAL (Continued)
$580,000	CNH Industrial Capital LLC 4.375%, 11/6/2020	$600,300
597,000	Teekay Offshore Partners LP/Teekay Offshore Finance Corp. 6.000%, 7/30/2019[1]	558,195
		1,764,457
	TECHNOLOGY – 2.9%
600,000	Dell International LLC / EMC Corp. 5.875%, 6/15/2021[2,3]	636,000

	UTILITIES – 5.7%
580,000	AES Corp. 8.000%, 6/1/2020	669,900
549,000	NRG Energy, Inc. 7.625%, 1/15/2018	567,172
		1,237,072
	TOTAL CORPORATE BONDS (Cost $20,024,390)	20,337,608

Number of Shares

	SHORT-TERM INVESTMENTS – 5.8%
1,263,896	Fidelity Investments Money Market Funds Government Portfolio-Institutional Class, 0.60%[4]	1,263,896

	TOTAL SHORT-TERM INVESTMENTS (Cost $1,263,896)	1,263,896

	TOTAL INVESTMENTS – 99.1% (Cost $21,288,286)	21,601,504
	Other Assets in Excess of liabilities – 0.9%	192,066

	TOTAL NET ASSETS – 100.0%	$21,793,570

LP – Limited Partnership

[1]	Foreign security denominated in U.S. Dollars.
[2]	Callable.
[3]
Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities are restricted and may be resold in transactions exempt from registration normally to qualified institutional buyers. The total value of these securities is $1,440,146.

[4]	The rate is the annualized seven-day yield at period end.

See accompanying Notes to Financial Statements.

Chartwell Short Duration High Yield Fund
SUMMARY OF INVESTMENTS
As of April 30, 2017 (Unaudited)

Security Type/Sector	Percent of Total Net Assets
Corporate Bonds
Financial	24.5%
Communications	13.7%
Energy	12.8%
Consumer, Non-cyclical	11.0%
Consumer, Cyclical	9.0%
Industrial	8.1%
Utilities	5.7%
Basic Materials	5.6%
Technology	2.9%
Total Corporate Bonds	93.3%
Short-Term Investments	5.8%
Total Investments	99.1%
Other Assets in Excess of liabilities	0.9%
Total Net Assets	100.0%

See accompanying Notes to Financial Statements.

STATEMENTS OF ASSETS AND LIABILITIES
As of April 30, 2017 (Unaudited)

	Berwyn Fund	Berwyn Income Fund	Berwyn Cornerstone Fund
Assets:
Investments, at cost	$105,938,795	$1,657,310,365	$22,029,646
Investments in affiliated issuers, at cost	-	26,148,908	-
Total Investments, at cost	105,938,795	1,683,459,273	22,029,646
Investments, at value	$120,579,116	$1,718,095,220	$24,009,719
Investments in affiliated issuers, at value	-	22,889,618	-
Total Investments, at value	120,579,116	1,740,984,838	24,009,719
Receivables:
Investment securities sold	103,501	4,142,941	175,794
Fund shares sold	663	1,117,408	100
Dividends and interest	32,169	12,019,537	13,953
Due from Advisor	-	-	-
Prepaid expenses	17,214	48,435	16,636
Prepaid offering costs	694	694	694
Total assets	120,733,357	1,758,313,853	24,216,896

Liabilities:
Payables:
Investment securities purchased	504,354	6,898,043	307,943
Fund shares redeemed	81,563	1,198,609	-
Advisory fees	90,576	677,270	6,120
Transfer agent fees and expenses	29,996	213,369	10,318
Offering costs - Advisor	29,598	29,597	29,598
Fund accounting fees	10,843	69,358	5,661
Auditing fees	10,194	10,294	9,555
Fund administration fees	9,820	125,880	3,754
Custody fees	6,392	28,935	1,539
Legal fees	1,580	851	503
Chief Compliance Officer fees	900	854	915
Trustees' fees and expenses	434	1,141	356
Accrued other expenses	8,142	32,578	3,783
Total liabilities	784,392	9,286,779	380,045

Net Assets	$119,948,965	$1,749,027,074	$23,836,851

Components of Net Assets:
Paid-in Capital (par value of $0.01 per share with an
unlimited number of shares authorized)	$99,834,158	$1,674,390,804	$19,808,245
Accumulated net investment income (loss)	(315,604)	2,729,710	54,558
Accumulated net realized gain (loss) on investments	5,790,090	14,380,995	1,993,975
Net unrealized appreciation on investments	14,640,321	57,525,565	1,980,073
Net Assets	$119,948,965	$1,749,027,074	$23,836,851

Number of shares issued and outstanding	3,956,311	126,970,079	1,379,310
Net asset value per share	$30.32	$13.78	$17.28

See accompanying Notes to Financial Statements.

STATEMENTS OF ASSETS AND LIABILITIES - Continued
As of April 30, 2017 (Unaudited)

	Chartwell Small Cap Value Fund	Chartwell Short Duration High Yield Fund
Assets:
Investments, at cost	$148,938,134	$21,288,286
Investments in affiliated issuers, at cost	-	-
Total Investments, at cost	148,938,134	21,288,286
Investments, at value	$182,265,813	$21,601,504
Investments in affiliated issuers, at value	-	-
Total Investments, at value	182,265,813	21,601,504
Receivables:
Investment securities sold	-	-
Fund shares sold	66,394	-
Dividends and interest	71,088	305,504
Due from Advisor	-	4,429
Prepaid expenses	13,338	3,194
Prepaid offering costs	-	-
Total assets	182,416,633	21,914,631

Liabilities:
Payables:
Investment securities purchased	202,146	70,002
Fund shares redeemed	92,371	-
Advisory fees	122,729	-
Transfer agent fees and expenses	46,369	10,669
Offering costs - Advisor	-	-
Fund accounting fees	13,874	7,798
Auditing fees	8,758	8,923
Fund administration fees	35,773	4,124
Custody fees	5,783	2,603
Legal fees	927	7,921
Chief Compliance Officer fees	1,641	939
Trustees' fees and expenses	49	1,334
Accrued other expenses	4,442	6,748
Total liabilities	534,862	121,061

Net Assets	$181,881,771	$21,793,570

Components of Net Assets:
Paid-in Capital (par value of $0.01 per share with an
unlimited number of shares authorized)	$148,123,547	$22,252,026
Accumulated net investment income (loss)	112,446	(322)
Accumulated net realized gain (loss) on investments	318,099	(771,352)
Net unrealized appreciation on investments	33,327,679	313,218
Net Assets	$181,881,771	$21,793,570

Number of shares issued and outstanding	9,710,837	2,244,906
Net asset value per share	$18.73	$9.71

See accompanying Notes to Financial Statements.

STATEMENTS OF OPERATIONS
For the Six Months Ended April 30, 2017 (Unaudited)

	Berwyn Fund	Berwyn Income Fund	Berwyn Cornerstone Fund
Investment Income:
Dividends (net of foreign withholding taxes of $0, $73,297 and $1,062, respectively)	$416,012	$7,883,092	$262,553
Dividends from affiliated investments	-	250,913	-
Interest	40,054	12,316,620	3,607
Total investment income	456,066	20,450,625	266,160

Expenses:
Advisory fees	632,516	4,286,799	96,561
Transfer agent fees and expenses	58,407	616,379	16,345
Fund administration fees	34,431	432,083	12,839
Fund accounting fees	21,848	145,345	13,589
Registration fees	14,281	41,376	14,022
Custody fees	12,027	60,378	4,149
Auditing fees	10,096	10,096	9,874
Offering costs	8,871	8,871	8,871
Legal fees	7,812	11,701	7,191
Miscellaneous	6,513	21,560	3,503
Shareholder reporting fees	5,612	63,553	1,921
Trustees' fees and expenses	3,687	7,132	3,631
Chief Compliance Officer fees	2,357	2,357	2,357
Insurance fees	645	844	620

Total expenses	819,103	5,708,474	195,473
Advisory fees waived	(47,433)	(221,368)	(64,845)
Other expenses absorbed	-	-	-
Net expenses	771,670	5,487,106	130,628
Net investment income (loss)	(315,604)	14,963,519	135,532

Realized and Unrealized Gain on Investments:
Net realized gain on:
Investments	6,089,010	15,659,885	2,003,231
Affiliated investments	-	76,645	-
Net realized gain	6,089,010	15,736,530	2,003,231
Net change in unrealized appreciation/depreciation:
Investments	10,719,018	14,080,850	802,278
Affiliated investments	-	3,750,159	-
Net change in unrealized appreciation/depreciation	10,719,018	17,831,009	802,278
Net realized and unrealized gain on investments and affiliated investments	16,808,028	33,567,539	2,805,509

Net Increase in Net Assets from Operations	$16,492,424	$48,531,058	$2,941,041

See accompanying Notes to Financial Statements.

STATEMENTS OF OPERATIONS - Continued
For the Six Months Ended April 30, 2017 (Unaudited)

	Chartwell Small Cap Value Fund	Chartwell Short Duration High Yield Fund
Investment Income:
Dividends (net of foreign withholding taxes of $0 and $0, respectively)	$1,293,380	$-
Dividends from affiliated investments	-	-
Interest	5,548	459,525
Total investment income	1,298,928	459,525

Expenses:
Advisory fees	876,174	53,331
Transfer agent fees and expenses	48,712	11,812
Fund administration fees	52,136	12,655
Fund accounting fees	25,592	16,458
Registration fees	15,336	12,397
Custody fees	10,282	4,467
Auditing fees	8,717	8,728
Offering costs	-	-
Legal fees	7,258	14,703
Miscellaneous	3,755	3,472
Shareholder reporting fees	14,602	1,736
Trustees' fees and expenses	3,338	3,719
Chief Compliance Officer fees	1,990	2,380
Insurance fees	808	619

Total expenses	1,068,700	146,477
Advisory fees waived	(116,903)	(53,331)
Other expenses absorbed	-	(23,815)
Net expenses	951,797	69,331
Net investment income (loss)	347,131	390,194

Realized and Unrealized Gain on Investments:
Net realized gain on:
Investments	3,093,964	121,492
Affiliated investments	-	-
Net realized gain	3,093,964	121,492
Net change in unrealized appreciation/depreciation:
Investments	22,091,007	68,543
Affiliated investments	-	-
Net change in unrealized appreciation/depreciation	22,091,007	68,543
Net realized and unrealized gain on investments and affiliated investments	25,184,971	190,035

Net Increase in Net Assets from Operations	$25,532,102	$580,229

See accompanying Notes to Financial Statements.

Berwyn Fund
STATEMENTS OF CHANGES IN NET ASSETS

	For the Six Months Ended April 30, 2017 (Unaudited)	For the Period January 1, 2016 through October 31, 2016*	For the Year Ended December 31, 2015
Increase (Decrease) in Net Assets from:
Operations:
Net investment loss	$(315,604)	$(429,897)	$(1,166,025)
Net realized gain on investments	6,089,010	14,788,727	4,469,337
Net change in unrealized appreciation/depreciation on investments	10,719,018	(637,022)	(38,532,858)
Net increase (decrease) in net assets resulting from operations	16,492,424	13,721,808	(35,229,546)

Distributions to Shareholders:
From net realized gain	(14,231,617)	-	(3,673,986)
Total distributions to shareholders	(14,231,617)	-	(3,673,986)

Capital Transactions:
Net proceeds from shares sold	6,520,795	5,817,440	22,602,457
Reinvestment of distributions	14,002,790	-	3,606,760
Cost of shares redeemed[1]	(22,880,547)	(68,082,374)	(164,817,956)
Net decrease in net assets from capital transactions	(2,356,962)	(62,264,934)	(138,608,739)

Total decrease in net assets	(96,155)	(48,543,126)	(177,512,271)

Net Assets:
Beginning of period	120,045,120	168,588,246	346,100,517
End of period	$119,948,965	$120,045,120	$168,588,246

Accumulated net investment loss	$(315,604)	$-	$-

Capital Share Transactions:
Shares sold	203,018	214,515	732,929
Shares reinvested	451,121	-	133,091
Shares redeemed	(729,488)	(2,512,854)	(5,421,903)
Net decrease from capital share transactions	(75,349)	(2,298,339)	(4,555,883)

*	Fiscal year changed to October 31, effective September 30, 2016.
[1]	Net of redemption fee proceeds of $1,689, $702 and $14,168, respectively.

See accompanying Notes to Financial Statements.

Berwyn Income Fund
STATEMENTS OF CHANGES IN NET ASSETS

	For the Six Months Ended April 30, 2017 (Unaudited)	For the Period January 1, 2016 through October 31, 2016*	For the Year Ended December 31, 2015
Increase (Decrease) in Net Assets from:
Operations:
Net investment income	$14,963,519	$24,927,143	$48,269,857
Net realized gain (loss) on investments	15,736,530	58,195,732	(22,163,466)
Net change in unrealized appreciation/depreciation on investments	17,831,009	41,482,127	(93,887,494)
Net Increase from Payment by Advisor due to the Disposal
of Investments in Violation of Investment Restrictions (Note 4)	-	-	0 **
Net increase (decrease) in net assets resulting from operations	48,531,058	124,605,002	(67,781,103)

Distributions to Shareholders:
From net investment income	(12,233,809)	(24,459,125)	(48,929,980)
From net realized gains	(18,928,644)	-	(366,480)
Total distributions to shareholders	(31,162,453)	(24,459,125)	(49,296,460)

Capital Transactions:
Net proceeds from shares sold	182,388,746	252,050,387	308,146,677
Reinvestment of distributions	30,100,684	23,263,595	46,909,791
Cost of shares redeemed[1]	(192,154,404)	(406,229,835)	(1,069,327,623)
Net increase (decrease) in net assets from capital transactions	20,335,026	(130,915,853)	(714,271,155)

Total increase (decrease) in net assets	37,703,631	(30,769,976)	(831,348,718)

Net Assets:
Beginning of period	1,711,323,443	1,742,093,419	2,573,442,137
End of period	$1,749,027,074	$1,711,323,443	$1,742,093,419

Accumulated net investment income (loss)	$2,729,710	$-	$(319,580)

Capital Share Transactions:
Shares sold	13,305,566	18,923,778	22,916,492
Shares reinvested	2,209,851	1,739,902	3,562,044
Shares redeemed	(14,029,626)	(30,763,981)	(79,999,142)
Net increase (decrease) from capital share transactions	1,485,791	(10,100,301)	(53,520,606)

*	Fiscal year changed to October 31, effective September 30, 2016.
**	See Note 4.
[1]	Net of redemption fee proceeds of $4,089, $19,137 and $145,207, respectively.

See accompanying Notes to Financial Statements.

Berwyn Cornerstone Fund
STATEMENTS OF CHANGES IN NET ASSETS

	For the Six months Ended April 30, 2017 (Unaudited)	For the Period January 1, 2016 through October 31, 2016*	For the Year Ended December 31, 2015
Increase (Decrease) in Net Assets from:
Operations:
Net investment income	$135,532	$244,614	$150,303
Net realized gain (loss) on investments	2,003,231	982,911	(576,020)
Net change in unrealized appreciation/depreciation on investments	802,278	1,346,024	(2,614,682)
Net increase (decrease) in net assets resulting from operations	2,941,041	2,573,549	(3,040,399)

Distributions to Shareholders:
From net investment income	(325,588)	-	(150,267)
From net realized gains	(396,077)	-	-
Total distributions to shareholders	(721,665)	-	(150,267)

Capital Transactions:
Net proceeds from shares sold	4,973,893	2,037,411	1,890,834
Reinvestment of distributions	719,293	-	148,955
Cost of shares redeemed[1]	(2,787,474)	(2,716,085)	(3,628,588)
Net increase (decrease) in net assets from capital transactions	2,905,712	(678,674)	(1,588,799)

Total increase (decrease) in net assets	5,125,088	1,894,875	(4,779,465)

Net Assets:
Beginning of period	18,711,763	16,816,888	21,596,353
End of period	$23,836,851	$18,711,763	$16,816,888

Accumulated net investment income	$54,558	$244,614	$36

Capital Share Transactions:
Shares sold	287,788	135,488	133,014
Shares reinvested	43,149	-	11,100
Shares redeemed	(162,001)	(188,515)	(245,288)
Net increase (decrease) from capital share transactions	168,936	(53,027)	(101,174)

*	Fiscal year changed to October 31, effective September 30, 2016.
[1]	Net of redemption fee proceeds of $412, $5 and $10, respectively.

See accompanying Notes to Financial Statements.

Chartwell Small Cap Value Fund
STATEMENTS OF CHANGES IN NET ASSETS

	For the Six Months Ended April 30, 2017 (Unaudited)	For the Year Ended October 31, 2016
Increase (Decrease) in Net Assets from:
Operations:
Net investment income	$347,131	$1,022,561
Net realized gain (loss) on investments	3,093,964	(2,529,399)
Net change in unrealized appreciation/depreciation on investments	22,091,007	11,345,303
Net increase in net assets resulting from operations	25,532,102	9,838,465

Distributions to Shareholders:
From net investment income:
Class A3	-	(20,242)
Class I	(883,350)	(1,032,884)
From net realized gain:
Class A3	-	(2,656)
Class I	-	(92,849)
Total distributions to shareholders	(883,350)	(1,148,631)

Capital Transactions:
Net proceeds from shares sold:
Class A3	-	306,287
Class I	19,189,523	38,474,531
Reinvestment of distributions:
Class A3	-	22,468
Class I	759,694	1,047,926
Cost of shares redeemed:
Class A3	-	(4,487,642)
Class I1	(25,498,081)[2]	(33,483,627)
Net increase (decrease) in net assets from capital transactions	(5,548,864)	1,879,943

Total increase in net assets	19,099,888	10,569,777

Net Assets:
Beginning of period	162,781,883	152,212,106
End of period	$181,881,771	$162,781,883

Accumulated net investment income	$112,446	$648,665

Capital Share Transactions:
Shares sold:
Class A3	-	20,734
Class I	1,032,506	2,504,823
Shares reinvested:
Class A3	-	1,546
Class I	40,174	71,727
Shares redeemed:
Class A3	-	(293,565)
Class I	(1,380,923)	(2,184,088)
Net increase (decrease) in capital share transactions	(308,243)	121,177

[1]	Net of redemption fee proceeds of $159 and $9,782, respectively.
[2]	Amount shown for the six months ended April 30, 2017 includes the reversal of redemption fees in the amount of $343.
[3]	Class A Shares Liquidated on June 30, 2016.

See accompanying Notes to Financial Statements.

Chartwell Short Duration High Yield Fund
STATEMENTS OF CHANGES IN NET ASSETS

	For the Six Months Ended April 30, 2017 (Unaudited)	For the Year Ended October 31, 2016
Increase (Decrease) in Net Assets from:
Operations:
Net investment income	$390,194	$710,536
Net realized gain (loss) on investments	121,492	(886,709)
Net change in unrealized appreciation/depreciation on investments	68,543	1,056,909
Net increase (decrease) in net assets resulting from operations	580,229	880,736

Distributions to Shareholders:
From net investment income:
Class A1	-	(6,697)
Class I	(390,516)	(708,093)
From net realized gains:
Class A1	-	(3,237)
Class I	-	(43,905)
Total distributions to shareholders	(390,516)	(761,932)

Capital Transactions:
Net proceeds from shares sold:
Class I	324,636	3,456,039
Reinvestment of distributions:
Class A1	-	9,934
Class I	356,868	675,424
Cost of shares redeemed:
Class A1	-	(1,324,940)
Class I	(427,138)	(2,526,032)
Net increase in net assets from capital transactions	254,366	290,425

Total increase in net assets	444,079	409,229

Net Assets:
Beginning of period	21,349,491	20,940,262
End of period	$21,793,570	$21,349,491

Accumulated net investment income (loss)	$(322)	$-

Capital Share Transactions:
Shares sold:
Class I	33,634	371,848
Shares reinvested:
Class A1	-	1,066
Class I	36,976	71,890
Shares redeemed:
Class A1	-	(143,996)
Class I	(44,223)	(267,684)
Net increase in capital share transactions	26,387	33,124

[1]	Class A Shares Liquidated on January 15, 2016.

See accompanying Notes to Financial Statements.

Berwyn Fund
FINANCIAL HIGHLIGHTS

Per share operating performance.
For a capital share outstanding throughout each period.

	For the Six Months Ended April 30, 2017 (Unaudited)		For the Period January 1, 2016 through October 31, 2016*		For the Year Ended December 31, 2015		For the Year Ended December 31, 2014		For the Year Ended December 31, 2013	For the Year Ended December 31, 2012	For the Year Ended December 31, 2011
Net asset value, beginning of period	$29.78		$26.63		$31.79		$39.68		$32.02	$28.76	$28.28
Income from Investment Operations:
Net investment income (loss)[1]	(0.08)		(0.09)		(0.18)		(0.13)		(0.08)	0.06	-	[2]
Net realized and unrealized
gain (loss) on investments	4.26		3.24		(4.39)		(1.64)		11.46	5.25	0.97
Total from investment operations	4.18		3.15		(4.57)		(1.77)		11.38	5.31	0.97

Less Distributions:
From net investment income	-		-		-		-		-	(0.06)	-
From net realized gain	(3.64)		-		(0.59)		(6.12)		(3.73)	(2.01)	(0.50)
Total distributions	(3.64)		-		(0.59)		(6.12)		(3.73)	(2.07)	(0.50)

Redemption fee proceeds	-	[1,2]	-	[1,2]	-	[2]	-	[2]	0.01	0.02	0.01

Net asset value, end of period	$30.32		$29.78		$26.63		$31.79		$39.68	$32.02	$28.76

Total return[3]	13.76%	[4]	11.83%	[4]	(14.41)%		(4.62)%		35.58%	18.67%	3.45%

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$119,949		$120,045		$168,588		$346,101		$518,888	$301,639	$226,577

Ratio of expenses to average net assets:
Before fees waived	1.30%	[5]	1.33%	[5]	1.22%		1.16%		1.18%	1.19%	1.21%
After fees waived	1.22%	[5]	1.28%	[5,6]	1.22%		1.16%		1.18%	1.19%	1.21%
Ratio of net investment income (loss) to average net assets:
Before fees waived	(0.58)%	[5]	(0.44)%	[5]	(0.44)%		(0.33)%		(0.23)%	0.20%	(0.02)%
After fees waived	(0.50)%	[5]	(0.39)%	[5]	(0.44)%		(0.33)%		(0.23)%	0.20%	(0.02)%

Portfolio turnover rate	23%	[4]	13%	[4]	11%		17%		29%	30%	30%

[1]	Based on average daily shares outstanding for the period.
[2]	Amount represents less than $0.01 per share.
[3]
Total returns would have been lower had expenses not been waived or absorbed by the Advisor. These returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

[4]	Not annualized.
[5]	Annualized.
[6]
Effective May 1, 2016, the advisor has contractually agreed to waive its fees and/or pay for operating expenses of the Fund to ensure that total annual fund operating expenses (excluding any taxes, leverage interest, brokerage commissions, dividend and interest expenses on short sales, acquired fund fees and expenses as determined in accordance with Form N-1A, expenses incurred in connection with any merger or reorganization, or extraordinary expenses such as litigation expenses) do not exceed 1.22% of the average daily net assets of the Fund’s shares. Please see Note 4 for more information.

*	Fiscal year changed to October 31, effective September 30, 2016.

See accompanying Notes to Financial Statements.

Berwyn Income Fund
FINANCIAL HIGHLIGHTS

Per share operating performance.
For a capital share outstanding throughout each period.

	For the Six Months Ended April 30, 2017 (Unaudited)		For the Period January 1, 2016 through October 31, 2016*		For the Year Ended December 31, 2015		For the Year Ended December 31, 2014		For the Year Ended December 31, 2013		For the Year Ended December 31, 2012		For the Year Ended December 31, 2011
Net asset value, beginning of period	$13.64		$12.85		$13.61		$14.01		$13.15		$12.87		$13.26
Income from Investment Operations:
Net investment income[1]	0.12		0.19		0.31		0.32		0.30		0.38		0.44
Net realized and unrealized gain (loss) on investments	0.27		0.79		(0.76)		0.15		1.76		0.63		(0.04)
Total from investment operations	0.39		0.98		(0.45)		0.47		2.06		1.01		0.40

Less Distributions:
From net investment income	(0.10)		(0.19)		(0.31)		(0.34)		(0.30)		(0.38)		(0.44)
From net realized gain	(0.15)		-		-	[2]	(0.53)		(0.90)		(0.35)		(0.35)
Total distributions	(0.25)		(0.19)		(0.31)		(0.87)		(1.20)		(0.73)		(0.79)

Redemption fee proceeds	-	[1,2]	-	[1,2]	-	[2]	-	[2]	-	[2]	-	[2]	-	[2]

Net asset value, end of period	$13.78		$13.64		$12.85		$13.61		$14.01		$13.15		$12.87

Total return[3]	2.80%	[4]	7.68%	[4]	(3.30)%	[5]	3.32%		15.83%		7.96%		3.09%

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$1,749,027		$1,711,323		$1,742,093		$2,573,442		$2,117,384		$1,446,735		$1,311,981

Ratio of expenses to average net assets:
Before fees waived	0.67%	[6]	0.67%	[6]	0.64%		0.61%		0.63%		0.64%		0.65%
After fees waived	0.64%	[6]	0.66%	[6,7]	0.64%		0.61%		0.63%		0.64%		0.65%
Ratio of net investment income to average net assets:
Before fees waived	1.72%	[6]	1.74%	[6]	2.18%		2.28%		2.22%		2.85%		3.32%
After fees waived	1.75%	[6]	1.75%	[6]	2.18%		2.28%		2.22%		2.85%		3.32%

Portfolio turnover rate	37%	[4]	72%	[4]	45%		45%		64%		51%		71%

[1]	Based on average daily shares outstanding for the period.
[2]	Amount represents less than $0.01 per share.
[3]
Total returns would have been lower had expenses not been waived or absorbed by the Advisor. These returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

[4]	Not annualized.
[5]
The Fund received payment from the Advisor of $1,601,595 for losses realized on the disposal of investments purchased in violation of investment restrictions, which otherwise would have reduced the total return by 0.07% (Note 4).

[6]	Annualized.
[7]
Effective May 1, 2016, the advisor has contractually agreed to waive its fees and/or pay for operating expenses of the Fund to ensure that total annual fund operating expenses (excluding any taxes, leverage interest, brokerage commissions, dividend and interest expenses on short sales, acquired fund fees and expenses as determined in accordance with Form N-1A, expenses incurred in connection with any merger or reorganization, or extraordinary expenses such as litigation expenses) do not exceed 0.64% of the average daily net assets of the Fund’s shares. Please see Note 4 for more information.

*	Fiscal year changed to October 31, effective September 30, 2016.

See accompanying Notes to Financial Statements.

Berwyn Cornerstone Fund
FINANCIAL HIGHLIGHTS

Per share operating performance.
For a capital share outstanding throughout each period.

	For the Six Months Ended April 30, 2017 (Unaudited)		For the Period January 1, 2016 through October 31, 2016*		For the Year Ended December 31, 2015		For the Year Ended December 31, 2014		For the Year Ended December 31, 2013		For the Year Ended December 31, 2012		For the Year Ended December 31, 2011
Net asset value, beginning of period	$15.46		$13.31		$15.83		$17.62		$13.95		$12.93		$13.42
Income from Investment Operations:
Net investment income[1]	0.10		0.20		0.12		0.12		0.14		0.17		0.14
Net realized and unrealized
gain (loss) on investments	2.27		1.95		(2.52)		(0.28)		5.24		1.50		(0.49)
Total from investment operations	2.37		2.15		(2.40)		(0.16)		5.38		1.67		(0.35)

Less Distributions:
From net investment income	(0.25)		-		(0.12)		(0.12)		(0.14)		(0.17)		(0.14)
From net realized gain	(0.30)		-		-		(1.51)		(1.57)		(0.48)		-
Total distributions	(0.55)		-		(0.12)		(1.63)		(1.71)		(0.65)		(0.14)

Redemption fee proceeds	-	[1,2]	-	[1,2]	-	[2]	-	[2]	-	[2]	-	[2]	-	[2]

Net asset value, end of period	$17.28		$15.46		$13.31		$15.83		$17.62		$13.95		$12.93

Total return[3]	15.47%	[4]	16.15%	[4]	(15.16)%		(0.97)%		38.64%		13.02%		(2.59)%

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$23,837		$18,712		$16,817		$21,596		$19,760		$13,790		$11,020

Ratio of expenses to average net assets:
Before fees waived	1.72%	[5]	2.03%	[5]	1.81%		1.68%		1.76%		1.89%		1.95%
After fees waived	1.15%	[5]	1.19%	[5,6]	1.25%		1.25%		1.25%		1.25%		1.25%
Ratio of net investment income to average net assets:
Before fees waived	0.62%	[5]	0.81%	[5]	0.24%		0.28%		0.34%		0.62%		0.42%
After fees waived	1.19%	[5]	1.65%	[5]	0.80%		0.71%		0.85%		1.26%		1.12%

Portfolio turnover rate	42%	[4]	38%	[4]	30%		38%		32%		22%		22%

[1]	Based on average daily shares outstanding for the period.
[2]	Amount represents less than $0.01 per share.
[3]
Total returns would have been lower had expenses not been waived or absorbed by the Advisor. These returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

[4]	Not annualized.
[5]	Annualized.
[6]
The Advisor has voluntarily agreeed to waive a portion of its fees and/or to reimburse the Fund for expenses (excluding taxes, leverage interest, brokerage commissions, dividend and interest expenses on short sales, acquired fund fees and expenses as determined in accordance with Form N-1A, expenses incurred in connection with any merger or reorganization, or extraordinary expenses such as litigation expenses) above 1.15% through June 30, 2017, and the Advisor will not seek recoupment of any advisory fees waived or expenses absorbed during such period. Prior to May 1, 2016, the Advisor had contractually agreed to waive Management Fees and/or reimburse Fund expenses so that the Fund’s Total Annual Fund Operating Expenses (excluding taxes, interest, brokerage commissions, extraordinary expenses and Acquired Fund Fees and Expenses) did not exceed 1.25% of the Fund’s average daily net assets. Please see Note 4 for more information.

*	Fiscal year changed to October 31, effective September 30, 2016.

See accompanying Notes to Financial Statements.

Chartwell Small Cap Value Fund
FINANCIAL HIGHLIGHTS
Class I

Per share operating performance.
For a capital share outstanding throughout each period.

	For the Six Months Ended April 30, 2017 (Unaudited)		For the Year Ended October 31, 2016		For the Year Ended October 31, 2015		For the Year Ended October 31, 2014	For the Year Ended October 31, 2013		For the Period March 16, 2012* through October 31, 2012
Net asset value, beginning of period	$16.25		$15.38		$16.30		$15.23	$11.11		$11.28
Income from Investment Operations:
Net investment income[1]	0.04		0.10		0.10		0.09	0.07		0.02
Net realized and unrealized gain (loss) on investments	2.53		0.89		(0.59)		1.40	4.05		(0.19)
Total from investment operations	2.57		0.99		(0.49)		1.49	4.12		(0.17)

Less Distributions:
From net investment income	(0.09)		(0.11)		(0.05)		(0.04)	-		-
From net realized gain	-		(0.01)		(0.38)		(0.39)	-		-
Total distributions	(0.09)		(0.12)		(0.43)		(0.43)	-		-

Redemption fee proceeds[1]	-	[2]	-	[2]	-	[2]	0.01	-		-

Net asset value, end of period	$18.73		$16.25		$15.38		$16.30	$15.23		$11.11

Total return	15.81%	[3]	6.51%		(3.06)%		10.06%	37.08%		(1.51)%	[3]

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$181,882		$162,782		$148,071		$136,081	$4,685		$145

Ratio of expenses to average net assets:
Before fees waived and other expenses absorbed	1.18%	[4]	1.30%		1.48%		1.61%	3.17%	[5]	17.01%	[4]
After fees waived and other expenses absorbed	1.05%	[4]	1.05%		1.05%		1.05%	1.06%	[5]	1.05%	[4]
Ratio of net investment income (loss) to average net assets:
Before fees waived and other expenses absorbed	0.25%	[4]	0.42%		(0.17)%		(0.01)%	(1.58)%	[6]	(15.62)%	[4]
After fees waived and other expenses absorbed	0.38%	[4]	0.67%		0.60%		0.55%	0.53%	[6]	0.34%	[4]

Portfolio turnover rate	11%	[3]	22%		21%		157%	25%		25%	[3]

*	Commencement of operations.
[1]	Based on average shares outstanding for the period.
[2]	Amount represents less than $0.01 per share.
[3]	Not annualized.
[4]	Annualized.
[5]
Includes excise tax expense. If this expense was excluded, the ratio of expenses to average net assets before fees waived would have been 3.16%; the ratio of expenses to average net assets after fees waived would have been 1.05%.

[6]
Includes excise tax expense. If this expense was excluded, the ratio of net investment income (loss) to average net assets before fees waived would have been (1.57)%; the ratio of net investment income (loss) to average net assets after fees waived would have been 0.54%.

See accompanying Notes to Financial Statements.

Chartwell Short Duration High Yield Fund
FINANCIAL HIGHLIGHTS
Class I

Per share operating performance.
For a capital share outstanding throughout each period.

	For the Six Months Ended April 30, 2017 (Unaudited)		For the Year Ended October 31, 2016	For the Year Ended October 31, 2015		For the Period July 15, 2014* through October 31, 2014
Net asset value, beginning of period	$9.62		$9.58	$9.92		$10.00
Income from Investment Operations:
Net investment income[1]	0.18		0.33	0.29		0.09
Net realized and unrealized gain (loss) on investments	0.09		0.06	(0.35)		(0.09)
Total from investment operations	0.27		0.39	(0.06)		0.00

Less Distributions:
From net investment income	(0.18)		(0.33)	(0.28)		(0.08)
From net realized gain	-		(0.02)	-		-
Total distributions	(0.18)		(0.35)	(0.28)		(0.08)

Net asset value, end of period	$9.71		$9.62	$9.58		$9.92

Total return[2]	2.79%	[3]	4.29%	(0.61)%		0.02%	[3]

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$21,794		$21,349	$19,571		$10,580

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed	1.37%	[4]	1.50%	2.15%		2.78%	[4]
After fees waived and expenses absorbed	0.65%	[4]	0.65%	0.52%	[5]	0.00%	[4,5]
Ratio of net investment income to average net assets:
Before fees waived and expenses absorbed	2.94%	[4]	2.66%	1.32%		0.10%	[4]
After fees waived and expenses absorbed	3.66%	[4]	3.51%	2.95%		2.88%	[4]

Portfolio turnover rate	42%	[3]	52%	40%		5%	[3]

*	Commencement of operations.
[1]	Based on average shares outstanding for the period.
[2]
Total returns would have been lower had expenses not been waived or absorbed by the Advisor. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

[3]	Not annualized.
[4]	Annualized.
[5]
The Advisor waived its investment advisory fees and paid all of the Short Duration High Yield Fund’s operating expenses (excluding any taxes, leverage interest, brokerage commissions, dividend and interest expenses on short sales, acquired fund fees and expenses as determined in accordance with Form N-1A, expenses incurred in connection with any merger or reorganization, or extraordinary expenses such as litigation expenses) through January 15, 2015. For the period January 16, 2015 through March 6, 2015, the Advisor agreed to an initial expense limitation which increased by 0.02% per day until each class reached its respective full contractual expense limitations. Please see Note 3 for more information.

See accompanying Notes to Financial Statements.

Chartwell Funds
NOTES TO FINANCIAL STATEMENTS
April 30, 2017 (Unaudited)

Note 1 – Organization
Berwyn Fund (the ‘‘Berwyn Fund’’), Berwyn Income Fund (the ‘‘ Berwyn Income Fund’’), Berwyn Cornerstone Fund (the “Berwyn Cornerstone Fund”), Chartwell Small Cap Value Fund (the ‘‘Chartwell Small Cap Value Fund’’) and Chartwell Short Duration High Yield Fund (the ‘‘Chartwell Short Duration High Yield Fund’’) (each a “Fund” and collectively the “Funds”) are organized as a series of Investment Managers Series Trust, a Delaware statutory trust (the “Trust”) which is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). The Berwyn Income Fund and Chartwell Small Cap Value Fund are diversified funds. The Berwyn Fund, Berwyn Cornerstone Fund and Chartwell Short Duration High Yield Fund are non-diversified funds.

The Berwyn Fund’s primary investment objective is to seek long-term capital appreciation; current income is a secondary consideration. The Fund commenced investment operations on May 4, 1984.

The Berwyn Income Fund’s primary investment objective is to provide investors with current income; seeking to preserve capital is a secondary consideration. The Fund commenced investment operations on September 3, 1987.

The Berwyn Cornerstone Fund’s primary investment objective is to achieve long-term capital appreciation; current income is a secondary consideration. The Fund commenced investment operations on May 1, 2002.

On April 29, 2016, the Berwyn Fund, Berwyn Income Fund and Berwyn Cornerstone Fund (each a “Successor Fund” and collectively the “Successor Funds”) acquired all the assets and liabilities of the Berwyn Fund, Berwyn Income Fund and Berwyn Cornerstone Fund, respectively, each a series of The Berwyn Funds (each, a “Predecessor Fund” and collectively the “Predecessor Funds”). Shareholders received equivalent shares of each corresponding Successor Fund. Each Fund adopted the prior performance and financial history of its respective Predecessor Fund. As a result of the reorganization, each Fund is the accounting successor of the Predecessor Fund and accordingly, certain financial history of the Predecessor Funds are included in these financial statements. The fiscal year end for the Berwyn Fund, Berwyn Income Fund and Berwyn Cornerstone Fund was changed from December 31 to October 31, effective September 30, 2016.

The Chartwell Small Cap Value Fund’s primary investment objective is to seek long-term capital appreciation. The Fund offers two classes of shares: Class A and Class I. The Fund’s Class A shares commenced investment operations on November 9, 2011. The Fund’s Class I shares commenced investment operations on March 16, 2012. Class A shares were liquidated on June 30, 2016.

The Chartwell Short Duration High Yield Fund’s primary investment objective is to seek income and long-term capital appreciation. The Fund commenced investment operations on July 15, 2014, with two classes of shares, Class A and Class I. Class A shares were liquidated on January 15, 2016.

Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 “Financial Services—Investment Companies.”

Note 2 – Accounting Policies
The following is a summary of the significant accounting policies consistently followed by the Funds in the preparation of their financial statements. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from these estimates.

Chartwell Funds
NOTES TO FINANCIAL STATEMENTS - Continued
April 30, 2017 (Unaudited)

(a) Valuation of Investments
Each Fund values equity securities at the last reported sale price on the principal exchange or in the principal over the counter (“OTC”) market in which such securities are traded, as of the close of regular trading on the NYSE on the day the securities are being valued or, if the last-quoted sales price is not readily available, the securities will be valued at the last bid or the mean between the last available bid and ask price. Securities traded on the NASDAQ are valued at the NASDAQ Official Closing Price (“NOCP”). Debt securities are valued by utilizing a price supplied by independent pricing service providers. The independent pricing service providers may use various valuation methodologies including matrix pricing and other analytical pricing models as well as market transactions and dealer quotations. These models generally consider such factors as yields or prices of bonds of comparable quality, type of issue, coupon, maturity, ratings and general market conditions. If a price is not readily available for a portfolio security, the security will be valued at fair value (the amount which the Fund might reasonably expect to receive for the security upon its current sale) as determined in good faith by the Fund’s advisor, subject to review and approval by the Valuation Committee, pursuant to procedures adopted by the Board of Trustees. The actions of the Valuation Committee are subsequently reviewed by the Board at its next regularly scheduled board meeting. The Valuation Committee meets as needed. The Valuation Committee is comprised of all the Trustees, but action may be taken by any one of the Trustees.

(b) Investment Transactions, Investment Income and Expenses
Investment transactions are accounted for on the trade date. Realized gains and losses on investments are determined on the identified cost basis. Dividend income is recorded net of applicable withholding taxes on the ex-dividend date and interest income is recorded on an accrual basis. Withholding taxes on foreign dividends, if applicable, are paid (a portion of which may be reclaimable) or provided for in accordance with the applicable country’s tax rules and rates and are disclosed in the Statement of Operations. Withholding tax reclaims are filed in certain countries to recover a portion of the amounts previously withheld. The Funds record a reclaim receivable based on a number of factors, including a jurisdiction’s legal obligation to pay reclaims as well as payment history and market convention. Discounts or premiums on debt securities are accreted or amortized to interest income over the lives of the respective securities using the effective interest method. Income and Expenses of the Funds are allocated on a pro rata basis to each class of shares, except for distribution and service fees which are unique to each class of shares. Expenses incurred by the Trust with respect to more than one fund are allocated in proportion to the net assets of each fund except where allocation of direct expenses to each Fund or an alternative allocation method can be more appropriately made.

The Berwyn Fund, Berwyn Income Fund and Berwyn Cornerstone Fund each incurred offering costs of approximately $18,583, which were amortized over a one-year period from April 29, 2016 (Plan of Reorganization).

(c) Federal Income Taxes
The Funds intend to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its net investment income and any net realized gains to its shareholders. Therefore, no provision is made for federal income or excise taxes. Due to the timing of dividend distributions and the differences in accounting for income and realized gains and losses for financial statement and federal income tax purposes, the fiscal year in which amounts are distributed may differ from the year in which the income and realized gains and losses are recorded by the Funds.

Accounting for Uncertainty in Income Taxes (the “Income Tax Statement”) requires an evaluation of tax positions taken (or expected to be taken) in the course of preparing a Fund’s tax returns to determine whether these positions meet a “more-likely-than-not” standard that, based on the technical merits, have a more than fifty percent likelihood of being sustained by a taxing authority upon examination. A tax position that meets the “more-likely-than-not” recognition threshold is measured to determine the amount of benefit to recognize in the financial statements. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statements of Operations.

Chartwell Funds
NOTES TO FINANCIAL STATEMENTS - Continued
April 30, 2017 (Unaudited)

The Income Tax Statement requires management of the Funds to analyze tax positions taken in the prior three open tax years, if any, and tax positions expected to be taken in the Funds’ current tax year, as defined by the IRS statute of limitations for all major jurisdictions, including federal tax authorities and certain state tax authorities. As of and during the open periods ended October 31, 2014 through 2016, and as of and during the six months ended April 30, 2017, the Funds did not have a liability for any unrecognized tax benefits. The Funds have no examination in progress and are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

(d) Distributions to Shareholders
The Berwyn Fund, Berwyn Cornerstone Fund and Chartwell Small Cap Value Fund will make distributions of net investment income and capital gains, if any, at least annually. The Berwyn Income Fund and Chartwell Short Duration High Yield Fund will make distributions of net investment income monthly and net capital gains, if any, at least annually. Distributions to shareholders are recorded on the ex-dividend date. The amount and timing of distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.

The character of distributions made during the year from net investment income or net realized gains may differ from the characterization for federal income tax purposes due to differences in the recognition of income expense and gain (loss) items for financial statement and tax purposes.

(e) Preferred Stocks
Preferred stocks are a class of stock having a preference over common stock as to the payment of dividends and the recovery of investment in the event a company is liquidated, although preferred stock is usually subordinate to the debt securities of the issuer. Preferred stock typically does not possess voting rights and its market value may change based on changes in interest rates. If interest rates rise, the fixed dividend on preferred stocks may be less attractive, causing the price of preferred stocks to decline. Preferred stock may have mandatory sinking fund provisions, as well as call/redemption provisions prior to maturity, a negative feature when interest rates decline.

Note 3 – Reorganization Information
On March 31, 2016, beneficial owners of the Berwyn Fund, Berwyn Income Fund and the Berwyn Cornerstone Fund, each a series of The Berwyn Funds, a Delaware statutory trust (the “Berwyn Trust”) approved a proposed Agreement and Plan of Reorganization that provided for the reorganization into the Berwyn Fund, Berwyn Income Fund and Berwyn Cornerstone Fund, respectively. The Plan of Reorganization was approved by the Trust’s Board on January 15, 2016 and by the Berwyn Trust Board on January 19, 2016. This tax-free reorganization was accomplished on April 29, 2016 (the “Closing Date”), by exchanging the assets and liabilities of the Berwyn Fund, Berwyn Income Fund and Berwyn Cornerstone Fund for shares of the Berwyn Fund, Berwyn Income Fund and Berwyn Cornerstone Fund, respectively.

Each Successor Fund has substantially similar investment objectives, investment policies and restrictions as its corresponding Predecessor Fund and continues to be managed by the same investment management team that previously managed each Predecessor Fund.

Chartwell Funds
NOTES TO FINANCIAL STATEMENTS - Continued
April 30, 2017 (Unaudited)

Shares of the Berwyn Fund were exchanged for 4,670,091 shares of the Berwyn Fund (valued at $128,575,370), shares of the Berwyn Income Fund were exchanged for 127,494,319 shares of the Berwyn Income Fund (valued at $1,695,465,759), and shares of the Berwyn Cornerstone Fund were exchanged for 1,247,073 shares of the Berwyn Cornerstone Fund (valued at $ 18,335,962).

Note 4 – Investment Advisory and Other Agreements
The Trust, on behalf of the Funds, entered into an Investment Advisory Agreement (the “Agreement”) with Chartwell Investment Partners, LLC (the “Advisor”). Under the terms of the Agreement, the Funds pay a monthly investment advisory fee to the Advisor at the following annual rates based on the average daily net assets of the Funds:

Berwyn Fund	1.00%
Berwyn Income Fund	0.50%
Berwyn Cornerstone Fund	0.85%
Chartwell Small Cap Value Fund	0.90%
Chartwell Short Duration High Yield Fund	0.50%

The Advisor has contractually agreed to waive its fees and/or pay for operating expenses (excluding taxes, leverage interest, brokerage commissions, dividend and interest expenses on short sales, acquired fund fees and expenses (as determined in accordance with Form N-1A), expenses incurred in connection with any merger or reorganization, and extraordinary expenses such as litigation expenses) in order to limit total annual operating expenses for the Berwyn Fund, Berwyn Income Fund and Berwyn Cornerstone Fund. This agreement is in effect until April 29, 2018, and it may be terminated after the initial two year period only by the Trust’s Board of Trustees. After the initial two year period this agreement is in effect, the Advisor is permitted to seek reimbursement from the Funds for a period ending three full fiscal years following the fiscal year in which such reimbursements occurred, provided that the reimbursement does not exceed the lesser of (a) the limitation on Fund expenses in effect at the time of the relevant reduction in advisory fees or payment of the Fund’s expenses, or (b) the limitation on Fund expenses at the time of the request. The Advisor has also contractually agreed to waive its fees and/or pay for operating expenses (excluding taxes, leverage interest, brokerage commissions, dividend and interest expenses on short sales, acquired fund fees and expenses (as determined in accordance with Form N-1A), expenses incurred in connection with any merger or reorganization, and extraordinary expenses such as litigation expenses) in order to limit total annual operating expenses for the Chartwell Small Cap Value Fund and Chartwell Short Duration High Yield Fund. This agreement is in effect until February 28, 2018, and it may be terminated before that date only by the Trust’s Board of Trustees. The table below contains the expense cap by Fund and by Class:

Expense Limit as a % of average daily net assets
Berwyn Fund	1.22%
Berwyn Income Fund	0.64%
Berwyn Cornerstone Fund	1.25%
Chartwell Small Cap Value Fund – Class I	1.05%
Chartwell Short Duration High Yield Fund – Class I	0.65%

The Advisor also voluntarily agreed to waive a portion of its fees and/or to reimburse the Berwyn Cornerstone Fund for expenses (excluding taxes, leverage interest, brokerage commissions, dividend and interest expenses on short sales, acquired fund fees and expenses as determined in accordance with Form N-1A, expenses incurred in connection with any merger or reorganization, or extraordinary expenses such as litigation expenses) above 1.15% through June 30, 2017, and the Advisor will not seek recoupment of any advisory fees waived or expenses absorbed during such period.

Chartwell Funds
NOTES TO FINANCIAL STATEMENTS - Continued
April 30, 2017 (Unaudited)

In addition, prior to January 15, 2015, the Advisor voluntarily waived its investment advisory fees and paid all of the Chartwell Short Duration High Yield Fund’s operating expenses (with the same exclusions). For the period January 16, 2015 through March 6, 2015, the Advisor waived its investment advisory fees and paid the Chartwell Short Duration High Yield Fund’s operating expenses thereafter to the extent necessary to limit the net total annual fund operating expenses (with the same exclusions) for each Class as follows (each an “Initial Expense Limitation”): the Initial Expense Limitation increased to 0.02% of a Class’ average daily net assets on January 16, 2015 and increased by a further 0.02% each day thereafter until a) the Initial Expense Limitation for Class I reached the full contractual expense limitation of 0.65% on February 17, 2015 and b) the Initial Expense Limitation for Class A reached the full contractual expense limitation of 1.00% on March 6, 2015. The Advisor will not seek recoupment of any advisory fees waived or expenses absorbed during such periods (the “Voluntary Limitations”).

For the six months ended April 30, 2017, the Advisor waived fees and absorbed other expenses as follows:

	Advisory fees waived	Other expenses absorbed	Total
Berwyn Fund	$47,433	$-	$47,433
Berwyn Income Fund	221,368	-	221,368
Berwyn Cornerstone Fund	64,845	-	64,845
Chartwell Small Cap Value Fund	116,903	-	116,903
Chartwell Short Duration High Yield Fund	53,331	23,815	77,146
	$503,880	$23,815	$527,695

Other than the Voluntary Limitations, the Advisor may recover from the Chartwell Small Cap Value Fund and Chartwell Short Duration High Yield Fund fees and/or expenses previously waived and/or absorbed, if the Fund’s expense ratio, including the recovered expenses, falls below the expense limit at which they were waived. The Advisor is permitted to seek reimbursement from the Chartwell Small Cap Value Fund and Chartwell Short Duration High Yield Fund for a period ending three full fiscal years following the fiscal year in which such reimbursements occurred, provided that the reimbursement does not exceed the lesser of (a) the limitation on Fund expenses in effect at the time of the relevant reduction in advisory fees or payments of the Fund’s expenses, or (b) the limitation on Fund expenses at the time of the request. The Advisor may recapture all or a portion of this amount no later than October 31, of the years stated below:

	Chartwell Small Cap Value Fund	Chartwell Short Duration High Yield Fund
2017	$465,758	$-
2018	620,733	176,622
2019	382,883	173,550
2020	116,903	77,146
Total	$1,586,277	$427,318

Chartwell Funds
NOTES TO FINANCIAL STATEMENTS - Continued
April 30, 2017 (Unaudited)

Prior to the close of business on April 29, 2016, investment advisory services were provided to the Predecessor Funds by The Killen Group, Inc. (the “Previous Advisor”), which received investment management fees for their services pursuant to the terms of the investment advisory agreements for each of the Predecessor Funds. The investment advisory fees, which were computed daily and paid monthly, were payable at the following annual rates for the Predecessor Funds, calculated as a percentage of each particular Fund’s average daily net assets: Berwyn Fund, 1.00% of the first $500 million, 0.95% of the next $500 million and 0.90% of assets over $1 billion; Berwyn Income Fund, 0.50% of the first $1.75 billion, 0.48% of the next $1.75 billion and 0.46% of assets over $3.5 billion; and Berwyn Cornerstone Fund, 0.85%.

From January 1, 2016 to the close of business on April 29, 2016, the Previous Advisor contractually agreed to waive a portion of its fees in amounts necessary to limit the Berwyn Cornerstone Fund’s operating expenses to an annual rate (as a percentage of the average daily net assets) of 1.25%. For the period January 1, 2016 through April 29, 2016 the Previous Advisor waived it advisory fees and absorbed other expenses totaling $53,123 for the Berwyn Cornerstone Fund. The Berwyn Fund and Berwyn Income Fund did not have an expense limitation during this time period.

The Advisor and the officers of the Advisor, together with their families, owned 405,270 shares, 103,581 shares and 309,662 shares of the Berwyn Fund, Berwyn Income Fund and Berwyn Cornerstone Fund, respectively, as of April 30, 2017.

IMST Distributors, LLC serves as the Funds’ distributor; UMB Fund Services, Inc. (“UMBFS”) serves as the Funds’ fund accountant, transfer agent and co-administrator; and Mutual Fund Administration, LLC (“MFAC”) serves as the Funds’ other co-administrator. UMB Bank, n.a., an affiliate of UMBFS, serves as the Funds’ custodian.

Prior to the close of business on April 29, 2016, UItimus Fund Distributors, LLC served as the Predecessor Funds’ distributor; Ultimus Fund Solutions, LLC served as the Predecessor Funds’ administrator, transfer agent and fund accounting agent; and U.S. Bank, N.A. served as the Predecessor Funds’ custodian.

Certain trustees and officers of the Trust are employees of UMBFS or MFAC. The Funds do not compensate trustees and officers affiliated with the Funds’ co-administrators. For the six months ended April 30, 2017, the Funds’ allocated fees incurred to Trustees who are not affiliated with the Funds’ co-administrators are reported on the Statements of Operations.

Dziura Compliance Consulting, LLC provides Chief Compliance Officer (“CCO”) services to the Trust. Prior to the close of business on April 29, 2016, an officer of the Previous Advisor served as the Berwyn Trust’s CCO and each Predecessor Fund paid a portion of the CCO’s compensation. The Funds’ allocated fees incurred for CCO services for the six months ended April 30, 2017, are reported on the Statements of Operations.

During the year ended December 31, 2015, the Previous Advisor fully reimbursed $1,601,595 to the Berwyn Income Fund for losses realized on the disposal of investments purchased in violation of an investment restriction.

Chartwell Funds
NOTES TO FINANCIAL STATEMENTS - Continued
April 30, 2017 (Unaudited)

Note 5 – Federal Income Taxes
At April 30, 2017, gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes were as follows:

	Berwyn Fund	Berwyn Income Fund	Berwyn Cornerstone Fund	Chartwell Small Cap Value Fund	Chartwell Short Duration High Yield Fund
Cost of investments	$106,237,360	$1,685,051,858	$22,038,828	$149,349,711	$21,288,467

Gross unrealized appreciation	$26,063,558	$79,849,996	$2,911,186	$37,730,782	$352,974
Gross unrealized depreciation	(11,721,802)	(23,917,016)	(940,295)	(4,814,680)	(39,937)
Net unrealized appreciation on investments	$14,341,756	$55,932,980	$1,970,891	$32,916,102	$313,037

The difference between cost amounts for financial statement and federal income tax purposes is due primarily to timing differences in recognizing certain gains and losses in security transactions.

As of October 31, 2016, the components of accumulated earnings (deficit) on a tax basis were as follows:

	Berwyn Fund	Berwyn Income Fund	Berwyn Cornerstone Fund	Chartwell Small Cap Value Fund	Chartwell Short Duration High Yield Fund
Undistributed ordinary income	$1,431,635	$-	$640,617	$648,665	$-
Undistributed long-term capital gains	12,799,627	18,918,770	-	-	-
Tax accumulated earnings	14,231,262	18,918,770	640,617	648,665	-

Accumulated capital and other losses	-	-	-	(2,364,288)	(892,663)
Net unrealized appreciation on investments	3,622,738	38,348,895	1,168,613	10,825,095	244,494
Total accumulated earnings (deficit)	$17,854,000	$57,267,665	$1,809,230	$9,109,472	$(648,169)

Chartwell Funds
NOTES TO FINANCIAL STATEMENTS - Continued
April 30, 2017 (Unaudited)

As of October 31, 2016, the following Funds had net capital loss carryovers:

Not subject to expiration:	Berwyn Fund	Berwyn Income Fund	Berwyn Cornerstone Fund	Chartwell Small Cap Value Fund	Chartwell Short Duration High Yield Fund
Short-Term	$-	$-	$-	$1,001,232	$463,551
Long-Term	-	-	-	1,363,056	429,112
Total	$-	$-	$-	$2,364,288	$892,663

During the fiscal period ended October 31, 2016, the Berwyn Income Fund utilized $29,755,146 of short-term and $10,041,512 of long-term non-expiring capital loss carryovers, and the Berwyn Cornerstone Fund utilized $585,512 of long-term non-expiring capital loss carryovers.

The tax character of distributions paid during the fiscal period ended October 31, 2016, and fiscal years ended December 31, 2015, October 31, 2015 and December 31, 2014 were as follows:

	Berwyn Fund			Berwyn Income Fund
	October 31,	December 31,	December 31,	October 31,	December 31,	December 31,
	2016	2015	2014	2016	2015	2014
Distributions paid from:
Ordinary Income	$-	$-	$2,560,867	$24,001,454	$48,929,980	$61,452,155
Net long-term capital gains	-	3,673,986	55,315,473	457,671	366,480	95,884,086
Total distributions paid	$-	$3,673,986	$57,876,340	$24,459,125	$49,296,460	$157,336,241

	Berwyn Cornerstone Fund
	October 31,	December 31,	December 31,
	2016	2015	2014
Distributions paid from:
Ordinary Income	$-	$150,267	$153,559
Net long-term capital gains	-	-	1,884,946
Total distributions paid	$-	$150,267	$2,038,505

	Chartwell Small Cap Value Fund		Chartwell Short Duration High Yield Fund
	October 31,	October 31,	October 31,	October 31,
	2016	2015	2016	2015
Distributions paid from:
Ordinary Income	$1,148,631	$836,909	$761,932	$484,171
Net long-term capital gains	-	2,763,486	-	-
Total distributions paid	$1,148,631	$3,600,395	$761,932	$484,171

Chartwell Funds
NOTES TO FINANCIAL STATEMENTS - Continued
April 30, 2017 (Unaudited)

Note 6 – Redemption Fee
Effective May 1, 2016, the Berwyn Fund, Berwyn Cornerstone Fund and Berwyn Income Fund may impose a redemption fee of 1.00% of the total redemption amount on all shares redeemed within 30 days of purchase. Prior to the close of business on April 29, 2016, each of the Predecessor Funds imposed a redemption fee of 1.00% of the total redemption amount on all shares redeemed within 60 days of purchase. The Chartwell Small Cap Value Fund and Chartwell Short Duration High Yield Fund may impose a redemption fee of 1.00% of the total redemption amount on all shares redeemed within 30 days of purchase. Prior to March 1, 2017, the Chartwell Small Cap Value Fund and Chartwell Short Duration High Yield Fund imposed a redemption fee of 2.00% of the total redemption amount on all shares redeemed within 30 days of purchase. For the six months ended April 30, 2017, and for the year ended October 31, 2016, redemption fees were as follows:

	2017	2016
Berwyn Fund	$1,689	$702
Berwyn Income Fund	4,089	19,137
Berwyn Cornerstone Fund	412	5
Chartwell Small Cap Value Fund	159	9,782
Chartwell Short Duration High Yield Fund	-	-

Note 7 – Investment Transactions
For the six months ended April 30, 2017, purchases and sales of investments, excluding short-term investments, were as follows:

	Purchases	Sales
Berwyn Fund	$24,190,023	$37,378,289
Berwyn Income Fund	636,469,422	432,416,283
Berwyn Cornerstone Fund	10,141,202	8,733,696
Chartwell Small Cap Value Fund	20,169,316	25,798,108
Chartwell Short Duration High Yield Fund	9,017,922	8,333,664

Note 8 – Indemnifications
In the normal course of business, the Funds enter into contracts that contain a variety of representations which provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds expect the risk of loss to be remote.

Note 9 – Fair Value Measurements and Disclosure
Fair Value Measurements and Disclosures defines fair value, establishes a framework for measuring fair value in accordance with GAAP, and expands disclosure about fair value measurements. It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or a liability, when a transaction is not orderly, and how that information must be incorporated into a fair value measurement.

Chartwell Funds
NOTES TO FINANCIAL STATEMENTS - Continued
April 30, 2017 (Unaudited)

Under Fair Value Measurements and Disclosures, various inputs are used in determining the value of each Fund’s investments. These inputs are summarized into three broad Levels as described below:

•	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

•
Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

•
Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest Level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the inputs used, as of April 30, 2017, in valuing the Funds’ assets carried at fair value:

Berwyn Fund	Level 1	Level 2*	Level 3**	Total
Investments
Common Stocks[1]	$105,680,704	$-	$-	$105,680,704
Short-Term Investments	14,898,412	-	-	14,898,412
Total Investments	$120,579,116	$-	$-	$120,579,116

Berwyn Income Fund	Level 1	Level 2	Level 3**	Total
Investments
Common Stocks[1]	$379,994,792	$-	$-	$379,994,792
Corporate Bonds[2]	-	1,133,090,204	-	1,133,090,204
Preferred Stocks[1]	93,432,514	-	-	93,432,514
Short-Term Investments	134,467,328	-	-	134,467,328
Total Investments	$607,894,634	$1,133,090,204	$-	$1,740,984,838

Chartwell Funds
NOTES TO FINANCIAL STATEMENTS - Continued
April 30, 2017 (Unaudited)

Berwyn Cornerstone Fund	Level 1	Level 2*	Level 3**	Total
Investments
Common Stocks[1]	$22,126,213	$-	$-	$22,126,213
Short-Term Investments	1,883,506	-	-	1,883,506
Total Investments	$24,009,719	$-	$-	$24,009,719

Chartwell Small Cap Value Fund	Level 1	Level 2*	Level 3**	Total
Investments
Common Stocks[1]	$180,051,736	$-	$-	$180,051,736
Short-Term Investments	2,214,077	-	-	2,214,077
Total Investments	$182,265,813	$-	$-	$182,265,813

Chartwell Short Duration High Yield Fund	Level 1	Level 2	Level 3**	Total
Investments
Corporate Bonds[2]	$-	$20,337,608	$-	$20,337,608
Short-Term Investments	1,263,896	-	-	1,263,896
Total Investments	$1,263,896	$20,337,608	$-	$21,601,504

[1]
All common stocks and preferred stocks held in the Funds are Level 1 securities. For a detailed break-out of common stocks by major industry classification, please refer to the Schedule of Investments.

[2]	All corporate bonds held in the Funds are Level 2 securities. For a detailed break-out of corporate bonds by major industry classification, please refer to the Schedule of Investments.
*	The Fund did not hold any Level 2 securities at period end.
**	The Fund did not hold any Level 3 securities at period end.

Transfers between levels 1, 2, or 3 are recognized at the end of the reporting period. There were no transfers between levels at period end.

Chartwell Funds
NOTES TO FINANCIAL STATEMENTS - Continued
April 30, 2017 (Unaudited)

Note 10 – Investments in Affiliated Issuers
An affiliated issuer is an entity in which a Fund has ownership of a least 5% of the voting securities or any other investment which is advised by or sponsored by the Advisor. Issuers that are affiliates of the Berwyn Income Fund at period-end are noted in the Berwyn Income Fund’s Schedule of Investments. Additional security purchases and the reduction of certain securities shares outstanding of existing portfolio holdings that were not considered affiliated in prior years may result in the Fund owning in excess of 5% of the outstanding shares at period-end. The table below reflects transactions during the period with entities that are affiliates as of April 30, 2017 and may include acquisitions of new investments, prior year holdings that became affiliated during the period and prior period affiliated holdings that are no longer affiliated as of period-end:

Security Description	Value Beginning of Period	Purchases	Sales Proceeds	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value End of Period	Dividend Income
LSI Industries, Inc.	$11,416,191	$1,683,167	$(356,716)	$76,645	$520,579	$13,339,866	$132,795
PC-Tel, Inc.	6,000,374	319,798	-	-	3,229,580	9,549,752	118,118
Total	$17,416,565	$2,002,965	$(356,716)	$76,645	$3,750,159	$22,889,618	$250,913

Security Description	Principal Amount/Shares Beginning of Period	Purchases	Sales	Principal Amount/Shares End of Period
LSI Industries, Inc.	1,327,464	179,326	(36,022)	1,470,768
PC-Tel, Inc.	1,181,176	52,642	-	1,233,818
Total	2,508,640	231,968	(36,022)	2,704,586

Note 11 – Disclosure for Investments in Certain Entities that Calculate Net Asset Value per Share (or Its Equivalent)
Disclosure for Investments in Certain Entities that Calculate Net Asset Value per Share (or Its Equivalent) removes the requirement to categorize within the fair value hierarchy investments measured using the net asset value per share ("NAV") practical expedient, as well as removes certain disclosure requirements for investments that qualify, but do not utilize, the NAV practical expedient. Management has evaluated the impact on the financial statement disclosures and determined that there is no effect.

Note 12 – Recently Issued Accounting Pronouncements
In October 2016, the U.S. Securities and Exchange Commission adopted new rules and amended existing rules (together, “final rules”) intended to modernize the reporting and disclosure of information by registered investment companies. In part, the final rules amend Regulation S-X and require standardized, enhanced disclosure about derivatives in investment company financial statements, as well as other amendments. The compliance date for the amendments to Regulation S-X is August 1, 2017. Management is currently evaluating the impact that the adoption of the amendments to Regulation S-X will have on the financial statements and related disclosures.

Chartwell Funds
NOTES TO FINANCIAL STATEMENTS - Continued
April 30, 2017 (Unaudited)

Note 13 – Events Subsequent to the Fiscal Period End
The Funds have adopted financial reporting rules regarding subsequent events which require an entity to recognize in the financial statements the effects of all subsequent events that provide additional evidence about conditions that existed at the date of the balance sheet. Management has evaluated the Funds’ related events and transactions that occurred through the date of issuance of the Funds’ financial statements.

On March 16, 2017, the Board of Trustees of the Trust approved an Agreement and Plan of Reorganization (the “Plan”) providing for the reorganization of the Funds (each an “Acquired Fund”), each a series of the Trust, into newly organized series (each an “Acquiring Fund”) of The Chartwell Funds, subject to completion of certain due diligence reviews. The reorganization of each Acquired Fund is subject to approval by its shareholders.

Each Acquiring Fund has the same investment objective and principal investment strategy as the corresponding Acquired Fund, with one exception. The Berwyn Cornerstone Fund will be reorganized into the Chartwell Mid Cap Value Fund, which has similar, but not identical, investment objectives, as well as different investment strategies and risks, as will be described in the combined prospectus/proxy statement that will be sent to shareholders.

The Plan provides for each Acquired Fund to transfer all of its assets to the corresponding Acquiring Fund in return for shares of the Acquiring Fund and the Acquiring Fund’s assumption of the Acquired Fund’s liabilities. Shareholders of each Acquired Fund will become shareholders of the corresponding Acquiring Fund, receiving shares of the Acquiring Fund equal in value to the shares of the Acquired Fund held by them prior to the reorganization. Each reorganization is intended to qualify as a tax-free transaction for federal tax purposes. Chartwell Investment Partners, LLC (“Chartwell Partners”), the Acquired Funds’ current investment advisor, has agreed to bear the costs of the Acquired Funds related to the reorganizations. Following the reorganizations, Chartwell Partners will serve as the Acquiring Funds’ investment advisor and provide day-to-day portfolio management services.

The Trust will call a shareholder meeting at which shareholders of each of the Acquired Funds will be asked to consider and vote on the Plan. If the shareholders of an Acquired Fund approve its reorganization, the respective reorganization is expected to take effect in July 2017.

There were no other events or transactions that occurred during this period that materially impacted the amounts or disclosures in the Funds’ financial statements.

Chartwell Small Cap Value Fund and Chartwell Short Duration High Yield Fund
SUPPLEMENTAL INFORMATION (Unaudited)

Board Consideration of Investment Advisory Agreement
At an in-person meeting held on March 15-16, 2017, the Board of Trustees (the “Board”) of Investment Managers Series Trust (the “Trust”), including the trustees who are not “interested persons” of the Trust (the “Independent Trustees”) as defined in the Investment Company Act of 1940, as amended (the “1940 Act”), reviewed and unanimously approved the renewal of the Investment Advisory Agreement (the “Advisory Agreement”) between the Trust and Chartwell Investment Partners, LLC (the “Investment Advisor”) with respect to the Chartwell Short Duration High Yield Fund (the “High Yield Fund”) and the Chartwell Small Cap Value Fund (the “Small Cap Value Fund,” and together, the “Funds”) series of the Trust for an additional one-year term from when it otherwise would expire. In approving renewal of the Advisory Agreement, the Board, including the Independent Trustees, determined that renewal of the Advisory Agreement was in the best interests of each Fund and its shareholders.

Background
In advance of the meeting, the Board received information about each Fund and the Advisory Agreement from the Investment Advisor and from Mutual Fund Administration, LLC and UMB Fund Services, Inc., the Trust’s co-administrators, certain portions of which are discussed below. The materials, among other things, included information about the Investment Advisor’s organization and financial condition; information regarding the background and experience of relevant personnel providing services to the Funds; reports comparing performance of each Fund with returns of its benchmark index and a group of comparable funds selected by Morningstar, Inc. (each a “Peer Group”) from its relevant fund universe (each a “Fund Universe”) for various periods ended December 31, 2016; and reports comparing the investment advisory fees and total expenses of each Fund to those of its Peer Group and Fund Universe. The Board also received a memorandum from the legal counsel to the Trust discussing the legal standards under the 1940 Act and other applicable law for their consideration of the proposed renewal of the Advisory Agreement. In addition, the Board considered information reviewed by the Board during the year at other Board and Board committee meetings. No representatives of the Investment Advisor were present during the Board’s consideration of the Advisory Agreement, and the Independent Trustees were represented by their legal counsel with respect to the matters considered.

In approving renewal of the Advisory Agreement, the Board and the Independent Trustees considered a variety of factors, including those discussed below. In their deliberations, the Board and the Independent Trustees did not identify any particular factor that was controlling, and each Trustee may have attributed different weights to the various factors.

Nature, Extent and Quality of Services
With respect to the performance results of the Funds, the meeting materials indicated the following:

•
The High Yield Fund’s total return for the one-year period was below the Peer Group median return, the BofAML US High Yield Corp Cash Pay 1-3 Year Index return, and the High Yield Bond Fund Universe median return by 0.37%, 0.84%, and 6.18%, respectively. The Trustees noted the Investment Advisor’s belief that the Fund underperformed the Peer Group over the one-year period due to the Fund’s investment, on average, in higher quality and shorter maturity investments than the investments of funds in the Peer Group, and due to an underweight position in the financial sector and poor credit selection in the energy sector.

•
The Small Cap Value Fund’s total return for the one-year period was above the Peer Group and Small Value Fund Universe median returns, but below the Russell 2000 Value Index return by 2.83%. The Fund’s annualized total return for the three-year period was above the Peer Group and Fund Universe median returns, but below the Russell 2000 Value Index return by 0.20%. The Trustees considered the Investment Advisor’s belief that the Fund underperformed its benchmark over the one- and three-year periods due primarily to poor stock selection in the second quarter of 2016, the low-quality stock rally in the third quarter of 2016, and the Fund’s relative underweight in the financial and energy sectors.

Chartwell Small Cap Value Fund and Chartwell Short Duration High Yield Fund
SUPPLEMENTAL INFORMATION (Unaudited) - Continued

The Board also considered the overall quality of services provided by the Investment Advisor to the Funds. In doing so, the Board considered the Investment Advisor’s specific responsibilities in day-to-day management and oversight of the Funds, as well as the qualifications, experience, and responsibilities of the personnel involved in the activities of the Funds. The Board also considered the overall quality of the Investment Advisor’s organization and operations, and the Investment Advisor’s compliance structure. The Board and the Independent Trustees concluded that based on the various factors they had reviewed, the nature, overall quality, and extent of the management and oversight services provided by the Investment Advisor to each Fund were satisfactory.

Advisory Fee and Expense Ratio
With respect to the advisory fees and expenses paid by the Funds, the meeting materials indicated the following:

•
The High Yield Fund’s annual investment advisory fee (gross of fee waivers) was below the Peer Group and High Yield Bond Fund Universe medians. The annual total expenses paid by the Fund (net of fee waivers) for the Fund’s most recent fiscal year were also below the Peer Group and Fund Universe medians.

•
The Small Cap Value Fund’s annual investment advisory fee (gross of fee waivers) was higher than the Peer Group and Small Value Fund Universe medians by 0.05% and 0.065%, respectively. The Trustees considered that the Fund’s advisory fee is higher than the fees the Investment Advisor charges to its institutional clients to manage separate accounts with similar objectives and policies as the Fund. The Trustees observed, however, that management of mutual fund assets requires compliance with certain requirements under the 1940 Act that do not apply to the Investment Advisor’s separate account clients. The annual total expenses paid by the Fund (net of fee waivers) for the Fund’s most recent fiscal year were higher than both the Peer Group and Fund Universe medians by 0.05%. The Trustees noted, however, that the average net assets of the Fund were smaller than the average net assets of funds in the Peer Group and Fund Universe. The Trustees also noted that the Investment Advisor had waived a significant portion of its advisory fee with respect to the Fund for the year ended December 31, 2016.

The Board and the Independent Trustees concluded that the compensation payable to the Investment Advisor under the Advisory Agreement was fair and reasonable in light of the nature and quality of the services the Investment Advisor provides to each Fund.

Profitability and Economies of Scale
The Board also considered information prepared by the Investment Advisor relating to its costs and profits with respect to each Fund for the year ended December 31, 2016, noting that the Investment Advisor had waived a significant portion of its advisory fee for the Small Cap Value Fund, had waived its entire advisory fee and subsidized certain of the operating expenses for the High Yield Fund, and had not realized any profit with respect to the High Yield Fund. Recognizing the difficulty in evaluating an investment advisor’s profitability with respect to the funds it manages in the context of an advisor with multiple lines of business, and noting that other profitability methodologies might also be reasonable, the Board and the Independent Trustees concluded that the profit of the Investment Advisor from its relationship with the Small Cap Value Fund was reasonable.

The Board also considered the benefits received by the Investment Advisor as a result of the Investment Advisor’s relationship with the Funds (other than the receipt of its investment advisory fees), including any research received from broker-dealers providing execution services to the Funds, the beneficial effects from the review by the Trust’s Chief Compliance Officer of the Investment Advisor’s compliance program, and the intangible benefits of the Investment Advisor’s association with the Funds generally and any favorable publicity arising in connection with the Funds’ performance. The Trustees also noted that although there were no advisory fee breakpoints, the asset levels of the Funds were not currently likely to lead to significant economies of scale, and that any such economies would be considered in the future as the Funds’ assets grow.

Chartwell Small Cap Value Fund and Chartwell Short Duration High Yield Fund
SUPPLEMENTAL INFORMATION (Unaudited) - Continued

Conclusion
Based on these and other factors, the Board and the Independent Trustees concluded that renewal of the Advisory Agreement was in the best interests of each Fund and its shareholders and, accordingly, approved renewal of the Advisory Agreement.

Chartwell Funds
EXPENSE EXAMPLES
For the Six Months Ended April 30, 2017 (Unaudited)

Expense Examples
As a shareholder of the Funds, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments on certain classes (Class A only); and redemption fees, and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees (Class A only); and other Fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from November 1, 2016 to April 30, 2017.

Actual Expenses
The information in the row titled “Actual Performance” of the table below provides actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the appropriate row for your share class, under the column titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes
The information in the row titled “Hypothetical (5% annual return before expenses)” of the table below provides hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (load) or redemption fees. Therefore, the information in the row titled “Hypothetical (5% annual return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Berwyn Fund	Beginning Account Value	Ending Account Value	Expenses Paid During Period*
	11/1/16	4/30/17	11/1/16 – 4/30/17
Actual Performance	$ 1,000.00	$ 1,137.60	$ 6.47
Hypothetical (5% annual return before expenses)	1,000.00	1,018.74	6.11

*
Expenses are equal to the Fund’s annualized expense ratio of 1.22% multiplied by the average account value over the period, multiplied by 181/365 (to reflect the six month period). The expense ratio reflects an expense waiver. Assumes all dividends and distributions were reinvested.

Chartwell Funds
EXPENSE EXAMPLES - Continued
For the Six Months Ended April 30, 2017 (Unaudited)

Berwyn Income Fund	Beginning Account Value	Ending Account Value	Expenses Paid During Period*
	11/1/16	4/30/17	11/1/16 – 4/30/17
Actual Performance	$ 1,000.00	$ 1,028.00	$ 3.22
Hypothetical (5% annual return before expenses)	1,000.00	1,021.62	3.21

*
Expenses are equal to the Fund’s annualized expense ratio of 0.64% multiplied by the average account value over the period, multiplied by 181/365 (to reflect the six month period). The expense ratio reflects an expense waiver. Assumes all dividends and distributions were reinvested.

Berwyn Cornerstone Fund	Beginning Account Value	Ending Account Value	Expenses Paid During Period*
	11/1/16	4/30/17	11/1/16 – 4/30/17
Actual Performance	$ 1,000.00	$ 1,154.70	$ 6.14
Hypothetical (5% annual return before expenses)	1,000.00	1,019.09	5.75

*
Expenses are equal to the Fund’s annualized expense ratio of 1.15% multiplied by the average account value over the period, multiplied by 181/365 (to reflect the six month period). The expense ratio reflects an expense waiver. Assumes all dividends and distributions were reinvested.

Chartwell Small Cap Value Fund		Beginning Account Value	Ending Account Value	Expenses Paid During Period*
		11/1/16	4/30/17	11/1/16 – 4/30/17
Class I	Actual Performance	$ 1,000.00	$ 1,158.10	$ 5.62
	Hypothetical (5% annual return before expenses)	1,000.00	1,019.59	5.26

*
Expenses are equal to the Fund’s annualized expense ratio of 1.05% for Class I shares, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the six month period). The expense ratios reflect an expense waiver. Assumes all dividends and distributions were reinvested.

Chartwell Short Duration High Yield Fund		Beginning Account Value	Ending Account Value	Expenses Paid During Period*
		11/1/16	4/30/17	11/1/16-4/30/17
Class I	Actual Performance	$ 1,000.00	$1,027.90	$ 3.27
	Hypothetical (5% annual return before expenses)	1,000.00	1,021.57	3.26

*
Expenses are equal to the Fund’s annualized expense ratio of 0.65% for Class I shares, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the six month period). The expense ratios reflect an expense waiver. Assumes all dividends and distributions were reinvested.

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Berwyn Fund
Berwyn Income Fund
Berwyn Cornerstone Fund
Chartwell Small Cap Value Fund
Chartwell Short Duration High Yield Fund
Each a series of Investment Managers Series Trust

Investment Advisor
Chartwell Investment Partners, LLC
1205 Westlakes Drive, Suite 100
Berwyn, Pennsylvania 19312

Custodian
UMB Bank, n.a.
928 Grand Boulevard, 5th Floor
Kansas City, Missouri 64106

Fund Co-Administrator
Mutual Fund Administration, LLC
2220 E. Route 66, Suite 226
Glendora, California 91740

Fund Co-Administrator, Transfer Agent and Fund Accountant
UMB Fund Services, Inc.
235 W. Galena Street
Milwaukee, Wisconsin 53212

Distributor
IMST Distributors, LLC
Three Canal Plaza, Suite 100
Portland, Maine 04101
www.foreside.com

FUND INFORMATION

	TICKER	CUSIP
Berwyn Fund	BERWX	46141Q 519
Berwyn Income Fund	BERIX	46141Q 493
Berwyn Cornerstone Fund	BERCX	46141Q 485
Chartwell Small Cap Value Fund	CWSIX	461418 261
Chartwell Short Duration High Yield Fund	CWFIX	46141P 198

Privacy Principles of the Chartwell Funds for Shareholders
The Funds are committed to maintaining the privacy of their shareholders and to safeguarding their non-public personal information. The following information is provided to help you understand what personal information the Funds collect, how we protect that information and why, in certain cases, we may share information with select other parties.

Generally, the Funds do not receive any non-public personal information relating to their shareholders, although certain non-public personal information of their shareholders may become available to the Funds. The Funds do not disclose any non-public personal information about their shareholders or former shareholders to anyone, except as permitted by law or as is necessary in order to service shareholder accounts (for example, to a transfer agent or third party administrator).

This report is sent to shareholders of the Chartwell Funds for their information. It is not a Prospectus, circular or representation intended for use in the purchase or sale of shares of the Funds or of any securities mentioned in this report.

Proxy Voting Policies and Procedures
A description of the Funds’ proxy voting policies and procedures related to portfolio securities is available without charge, upon request, by calling the Funds (toll-free) at (888) 995-5505, or on the U.S. Securities and Exchange Commission’s (“SEC”) website at www.sec.gov.

Proxy Voting Record
Information regarding how the Funds voted proxies for portfolio securities, if applicable, during the most recent 12-month period ended June 30, is also available, without charge and upon request by calling the Funds (toll-free) at (888) 995-5505, or by accessing the Funds’ Form N-PX on the SEC’s website at www.sec.gov.

Form N-Q Disclosure
The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Form N-Q is available on the SEC website at www.sec.gov or by calling the Fund (toll-free) at (888) 995-5505. The Funds’ Form N-Q may also be viewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330.

Householding Mailings
To reduce expenses, the Trust may mail only one copy of the Fund’s prospectus and each annual and semi-annual report to those addresses shared by two or more accounts. If you wish to receive individual copies of these documents, please call us at (888) 995-5505 (or contact your financial institution). The Trust will begin sending you individual copies thirty days after receiving your request.

Chartwell Funds
P.O. Box 2175
Milwaukee, WI 53201
Toll Free: (888) 995-5505

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

Item 6. Schedule of Investments.

Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed‑End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d‑15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Exhibits.

(a)
(1) Any code of ethics or amendment thereto, that is subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not applicable.

(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c‑1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable to open-end investment companies.

(b)	Certification pursuant to Section 906 of the Sarbanes‑Oxley Act of 2002. Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Investment Managers Series Trust

By (Signature and Title)	/s/Maureen Quill
Maureen Quill, President

Date	7/07/2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/Maureen Quill
Maureen Quill, President

Date	7/07/2017

By (Signature and Title)	/s/ Rita Dam
Rita Dam, Treasurer

Date	7/07/2017